PRESIDENT'S MESSAGE


Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated American Leaders Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's stock holdings and the fund's financial statements.

At the end of the reporting period, the selected high-quality stocks included 77 holdings that represent major industry groups and include leaders such as Bristol-Myers Squibb, Chevron, Exxon, General Motors, Intel, ITT,
Kimberly-Clark, Merck, Mobil, PepsiCo, Rubbermaid and Wal-Mart. The fund's holdings performed very well in a stock market that was highly favorable during most of the reporting period.

The fund achieved a six-month total return of 17.98% through income of $0.10 per share, capital gains of $0.36 per share, and a net asset value increase of 14.68%.* On June 30, 1997, total net assets reached $222.2 million.

Thank you for participating in the long-term growth potential of American companies through Federated American Leaders Fund II. We trust you were pleased with the strong performance of your investment. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
August 15, 1997

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

INVESTMENT REVIEW

The U.S. stock market continues to show surprising strength in 1997. However, the volatility on a daily basis has increased as investors remain uncertain with regard to the direction of the economy and interest rates. Our focus on quality and strict valuation parameters should continue to benefit our shareholders.

The dangers of "market timing" were apparent during the second quarter of 1997. In early April, the conventional wisdom was that the economy was too strong, which would force the Federal Reserve Board (the "Fed") to increase interest rates in an effort to thwart inflation. Many investors began reducing their exposure to U.S. equities. What followed was an apparent slowdown in the economy which convinced investors that there would be no need to change current interest rates. This renewed optimism led to a market increase from the low single digits to a 20% total return by June 30, 1997.

While we do believe that there are some industries and numerous stocks that are overvalued, we do not believe that market timing is a logical way to help protect our shareholders. We believe our valuation disciplines which force us to exit overpriced securities and focus on undervalued situations are in our shareholders best interests. Given current valuations, our recent emphasis has been on high-quality, well-run companies which for various reasons have not fully participated in the unprecedented bull market of the past two and a half years.

Our largest industry underweight continues to be Technology as the valuations continue at all time highs and the fundamental picture is not as robust as it was two years ago. Conversely, we remain overweight in Energy as we believe global industrialization should continue to expand demand while historic under investment has kept supply constrained.

COMMENTS ON TRANSACTIONS:

SUN COMPANY, INC.-- The largest refiner in the United States which is in the midst of a company restructuring, as well as an improving fundamental outlook for its industry. Additionally, its yield is 50% greater than the market overall.

LEXMARK INTERNATIONAL GROUP "A"-- An IBM spinoff which manufactures printers for personal computers. Lexmark, along with Hewlett Packard, have been gaining market share in the laser printer market at the expense of their Japanese competitors.

VIACOM, INC. -- Dominant franchises such as MTV and Blockbuster Video in the Entertainment industry, allow us to diversify and do so at unprecedented low valuations.

READERS DIGEST ASSOCIATION, INC. -- Has high-quality, globally recognized products which have been under pressure as management has had a flawed strategy of trying to sell more products to their existing clients versus increasing their client base. The stock currently trades at valuations, we believe, reflect investors emotions, not the value of the company. While we admit this is a turnaround situation, the current yield of 6.3% gives us incentive to be patient.

DOW CHEMICAL CO.-- Has been shunned by investors who are concerned about the "polyethelene cycle." Current valuations are extremely low for this dominant company. They have been behind competitors in restructuring efforts, allowing for more future potential.

FEDERATED AMERICAN LEADERS FUND II
PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)

    SHARES                                                           VALUE
 COMMON STOCKS--92.7%
                       BASIC INDUSTRY--5.2%
                31,500 Betz Laboratories, Inc.                  $   2,079,000
                28,000 Consolidated Papers, Inc.                    1,512,000
                26,500 Dow Chemical Co.                             2,308,812
                65,000 Morton International, Inc.                   1,962,188
               106,500 USX-U.S. Steel Group, Inc.                   3,734,156
                        Total                                      11,596,156
                       CONSUMER DURABLES--5.4%
                71,000 Borg-Warner Automotive, Inc.                 3,838,437
                49,000 Centex Corp.                                 1,990,625
                30,000 General Motors Corp.                         1,670,625
               149,500 Rubbermaid, Inc.                             4,447,625
                        Total                                      11,947,312
                       CONSUMER NON-DURABLES--10.0%
                34,500 CPC International, Inc.                      3,184,781
                42,000 Kimberly-Clark Corp.                         2,089,500
                99,500 PepsiCo, Inc.                                3,737,469
                40,000 Philip Morris Cos., Inc.                     1,775,000
                52,500 RJR Nabisco Holdings Corp.                   1,732,500
               105,500 Russell Corp.                                3,125,438
                37,500 Tambrands, Inc.                              1,870,313
                20,500 Unilever N.V., ADR                           4,469,000
                        Total                                      21,984,001
                ENERGY MINERALS--12.6%
                39,000 Amerada-Hess Corp.                           2,166,937
                35,500 Chevron Corp.                                2,624,781
                45,500 Exxon Corp.                                  2,798,250
                40,000 Mobil Corp.                                  2,795,000

FEDERATED AMERICAN LEADERS FUND II

    SHARES                                                           VALUE
 COMMON STOCKS--CONTINUED
                       ENERGY MINERALS--CONTINUED
               103,400 Occidental Petroleum Corp.               $   2,592,221
                45,200 Royal Dutch Petroleum Co., ADR               2,457,750
               144,000 Sun Co., Inc.                                4,464,000
                20,000 Texaco, Inc.                                 2,175,000
               136,000 USX Corp.                                    3,927,000
                53,000 Unocal Corp.                                 2,057,063
                        Total                                      28,058,002
                       FINANCE--12.4%
                29,000 Allstate Corp.                               2,117,000
                62,900 Bear Stearns Cos., Inc.                      2,150,394
                36,000 (a)Boston Properties, Inc.                     990,000
                26,000 CIGNA Corp.                                  4,615,000
                44,000 Federal National Mortgage Association        1,919,500
                66,000 Marsh & McLennan Cos., Inc.                  4,710,750
                54,500 Morgan Stanley, Dean Witter, Discover &      2,346,906
                       Co.
                32,500 National City Corp.                          1,706,250
                76,000 Nationwide Financial Services, Inc.,         2,018,750
                       Class A
                27,000 Republic New York Corp.                      2,902,500
                33,533 Travelers Group, Inc.                        2,114,675
                        Total                                      27,591,725
                       HEALTH CARE--9.9%
                42,500 Abbott Laboratories                          2,836,875
                33,500 American Home Products Corp.                 2,562,750
                91,500 (a)Biomet, Inc.                              1,704,187
                50,500 Bristol-Myers Squibb Co.                     4,090,500
                58,000 Columbia/HCA Healthcare Corp.                2,280,125
                87,500 Healthsource, Inc.                           1,897,656
                20,500 Merck & Co., Inc.                            2,121,750

FEDERATED AMERICAN LEADERS FUND II

    SHARES                                                           VALUE
 COMMON STOCKS--CONTINUED
                       HEALTH CARE--CONTINUED
                45,500 United Healthcare Corp.                  $   2,366,000
                53,000 (a)Vencor, Inc.                              2,239,250
                        Total                                      22,099,093
                       PRODUCER MANUFACTURING--6.0%
               157,500 ITT Industries, Inc.                         4,055,625
                77,500 Ingersoll-Rand Co.                           4,785,625
                89,000 (a)Lexmark Intl. Group, Class A              2,703,375
                18,500 Loews Corp.                                  1,852,313
                        Total                                      13,396,938
                       RETAIL TRADE--5.3%
                83,200 Dayton-Hudson Corp.                          4,425,200
               243,500 (a)K Mart Corp.                              2,982,875
               126,500 Wal-Mart Stores, Inc.                        4,277,281
                        Total                                      11,685,356
                       SERVICES--4.9%
                71,500 Block (H&R), Inc.                            2,305,875
                96,500 Browning-Ferris Industries, Inc.             3,208,625
               111,500 Readers Digest Association, Inc., Class      3,198,656
                       A
                44,400 (a)Viacom, Inc., Class A                     1,307,025
                31,500 (a)Viacom, Inc., Class B                       945,000
                        Total                                      10,965,181
                       TECHNOLOGY--8.5%
                66,500 AMP, Inc.                                    2,776,375
                57,500 (a)Cabletron Systems, Inc.                   1,627,969
                42,000 General Motors Corp., Class H                2,425,500
                20,500 Hewlett-Packard Co.                          1,148,000
                 8,500 Intel Corp.                                  1,205,406
                28,000 International Business Machines Corp.        2,525,250

FEDERATED AMERICAN LEADERS FUND II

  SHARES OR
  PRINCIPAL
    AMOUNT                                                           VALUE
COMMON STOCKS--CONTINUED
                       TECHNOLOGY--CONTINUED
                50,000 Lucent Technologies, Inc.                $   3,603,125
                78,500 (a)Storage Technology Corp.                  3,493,250
                        Total                                      18,804,875
                       TRANSPORTATION--2.2%
                32,000 (a)AMR Corp.                                 2,960,000
                62,000 CNF Transportation, Inc.                     1,999,500
                        Total                                       4,959,500
                       UTILITIES--10.3%
                41,000 Coastal Corp.                                2,180,687
                30,000 Columbia Gas System, Inc.                    1,957,500
                35,500 GTE Corp.                                    1,557,563
               101,000 Houston Industries, Inc.                     2,165,188
                95,300 MCI Communications Corp.                     3,648,203
               135,500 P G & E Corp.                                3,285,875
                61,000 SBC Communications, Inc.                     3,774,375
               295,000 (a)Tele-Communications, Inc., Class A        4,388,125
                        Total                                      22,957,516
                        TOTAL COMMON STOCKS (IDENTIFIED COST      206,045,655
                        $167,118,349)
 (B)REPURCHASE AGREEMENT--7.3%
 $          16,195,000 BT Securities Corporation, 6.00%, dated
                       6/30/1997, due 7/1/1997
                       (AT AMORTIZED COST)                         16,195,000
                        TOTAL INVESTMENTS (IDENTIFIED COST      $ 222,240,655
                        $183,313,349)(C)

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $183,313,914. The net unrealized appreciation of investments on a federal tax basis amounts to $38,926,741 which is comprised of $39,687,323 appreciation and $760,582 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($222,178,742) at June 30, 1997.

The following acronym is used throughout this portfolio:

ADR --American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

FEDERATED AMERICAN LEADERS FUND II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified cost
 $183,313,349 and tax cost $183,313,914)                                               $222,240,655
 Income receivable                                                                          334,640
   Total assets                                                                         222,575,295
 LIABILITIES:
 Payable for investments purchased                                           $ 340,771
 Payable to Bank                                                                13,030
 Payable for taxes withheld                                                      5,509
 Accrued expenses                                                               37,243
   Total liabilities                                                                        396,553
 NET ASSETS for 12,694,935 shares outstanding                                          $222,178,742
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $176,611,281
 Net unrealized appreciation of investments                                              38,927,306
 Accumulated net realized gain on investments                                             6,593,041
 Undistributed net investment income                                                         47,114
   Total Net Assets                                                                    $222,178,742
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $222,178,742 / 12,694,935 shares outstanding                                                $17.50

(See Notes which are an integral part of the Financial Statements)

FEDERATED AMERICAN LEADERS FUND II
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)


 INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $13,015)                                 $   1,628,438
 Interest                                                                                   197,878
    Total income                                                                          1,826,316
 EXPENSES:
 Investment advisory fee                                               $    653,872
 Administrative personnel and services fee                                   67,341
 Custodian fees                                                              12,150
 Transfer and dividend disbursing agent fees and expenses                    10,370
 Directors'/Trustees' fees                                                    1,027
 Auditing fees                                                                6,500
 Legal fees                                                                   2,302
 Portfolio accounting fees                                                   32,512
 Share registration costs                                                    27,232
 Printing and postage                                                        15,743
 Insurance premiums                                                           1,991
 Miscellaneous                                                                7,193
    Total expenses                                                          838,233
 Waivers--
 Waiver of investment advisory fee                                          (93,342)
       Net expenses                                                                         744,891
           Net investment income                                                          1,081,425
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                                         6,597,074
 Net change in unrealized appreciation of investments                                    22,015,130
    Net realized and unrealized gain on investments                                      28,612,204
       Change in net assets resulting from operations                                 $  29,693,629

(See Notes which are an integral part of the Financial Statements)

FEDERATED AMERICAN LEADERS FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS
                                                                          ENDED         YEAR ENDED
                                                                       (UNAUDITED)     DECEMBER 31,
                                                                      JUNE 30, 1997        1996
 INCREASE IN NET ASSETS:
 OPERATIONS--
 Net investment income                                               $    1,081,425   $   1,422,431
 Net realized gain (loss) on investments ($6,597,074 and
 $3,738,194, respectively, as computed for federal tax purposes)          6,597,074       3,780,324
 Net change in unrealized appreciation                                   22,015,130      12,783,766
   Change in net assets resulting from operations                        29,693,629      17,986,521
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                (1,145,629)     (1,311,113)
 Distributions from net realized gains                                   (3,728,320)       (450,672)
 Change in net assets resulting from distributions to shareholders       (4,873,949)     (1,761,785)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                            70,594,437      89,014,893
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                   4,873,946       1,761,418
 Cost of shares redeemed                                                (20,325,785)    (13,298,117)
   Change in net assets resulting from share transactions                55,142,598      77,478,194
    Change in net assets                                                 79,962,278      93,702,930
 NET ASSETS:
 Beginning of period                                                    142,216,464      48,513,534
 End of period (including undistributed net investment income
 of $47,114 and $111,318, respectively)                              $  222,178,742   $ 142,216,464

(See Notes which are an integral part of the Financial Statements)

FEDERATED AMERICAN LEADERS FUND II
FINANCIAL HIGHLIGHTS


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         SIX MONTHS
                                                            ENDED
                                                         (UNAUDITED)            YEAR ENDED
                                                          JUNE 30,             DECEMBER 31,
                                                            1997         1996        1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $15.26     $12.80       $ 9.74    $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.09       0.19         0.20      0.19
  Net realized and unrealized gain (loss) on                   2.61       2.54         3.06     (0.26)
  investments
  Total from investment operations                             2.70       2.73         3.26     (0.07)
 LESS DISTRIBUTIONS
  Distributions from net investment income                    (0.10)     (0.18)       (0.19)    (0.19)
  Distributions in excess of net investment income(b)            --         --        (0.01)      --
  Distributions from net realized gain on investments         (0.36)     (0.09)           --      --
  Total distributions                                         (0.46)     (0.27)       (0.20)    (0.19)
 NET ASSET VALUE, END OF PERIOD                              $17.50     $15.26       $12.80    $ 9.74
 TOTAL RETURN(C)                                              17.98%     21.58%       33.71%    (0.70%)
 Ratios to average net assets
  Expenses                                                     0.85%*     0.85%        0.85%     0.54%*
  Net investment income                                        1.23%*     1.54%        2.03%     2.58%*
  Expense waiver(d)                                           0.11%*      0.22%        1.36%    25.42%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                  $222,179   $142,216      $48,514    $2,400
  Average commission rate paid(e)                             $0.06    $0.0012           --       --
  Portfolio turnover                                             31%        90%          43%       32%

* Computed on an annualized basis.

(a) Reflects operations for the period from February 10, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to January 31, 1994, the fund had no investment activity.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

FEDERATED AMERICAN LEADERS FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated American Leaders Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS-- Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES-- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                         SIX MONTHS
                                                                            ENDED       YEAR ENDED
                                                                         (UNAUDITED)    DECEMBER 31,
                                                                        JUNE 30, 1997       1996
 Shares sold                                                                4,334,883     6,346,064
 Shares issued to shareholders in payment of distributions declared           304,670       124,400
 Shares redeemed                                                           (1,266,853)     (938,427)
  Net change resulting from share transactions                              3,372,700     5,532,037

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE-- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES-- Organizational and start-up administrative service expenses of $47,855 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational and start-up administrative expenses during the five-year period following effective date. For the period ended June 30, 1997, the Fund paid $12,761 pursuant to this agreement.

GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

PURCHASES $98,187,761
SALES     $57,377,549

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED AMERICAN LEADERS
FUND II

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 1997

FEDERATED INSURANCE SERIES

[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Cusip 313916405
G00433-04 (8/97)

[Graphic]



FEDERATED EQUITY INCOME FUND II

SEMI-ANNUAL REPORT AND SUPPLEMENT TO THE PROSPECTUS DATED APRIL 22, 1997

A. Please insert the following "Financial Highlights" table as page 1 of the stand-alone prospectus and page 8 of the combined prospectus. In addition, please add the headings "Financial Highlights" and "Financial Highlights -- Federated Equity Income Fund II" to the respective Table of Contents.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            PERIOD
                                                                            ENDED
                                                                          (UNAUDITED)
                                                                        JUNE 30, 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                         $   10.47
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                            0.11
  Net realized and unrealized gain (loss) on investments                           1.16
  Total from investment operations                                                 1.27
 LESS DISTRIBUTIONS
  Distributions from net investment income                                        (0.11)
 NET ASSET VALUE, END OF PERIOD                                                  $11.63
 TOTAL RETURN(B)                                                                  12.21%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                         0.95%*
  Net investment income                                                            2.85%*
  Expense waiver/reimbursement(c)                                                  6.81%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                       $10,316
  Average commission rate paid(d)                                               $0.0330
  Portfolio turnover                                                              16.72%

* Computed on an annualized basis.

(a) Reflects operations for the period from January 30, 1997 (date of initial public investment) to June 30, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

B. Please delete the third sentence of the first paragraph of the section entitled "Voting Rights" on page 11 of the stand-alone prospectus and replace with the following:

"As of July 7, 1997, Aetna Retirement Services Central Valuation Unit, Hartford, Connecticut owned 100.00% of the voting securities of Federated Equity Income Fund II, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

C. Please delete the tenth sentence of the first paragraph of the section entitled "Voting Rights" on page 36 of the combined prospectus and replace with the following:

"As of July 7, 1997, Aetna Retirement Services Central Valuation Unit, Hartford, Connecticut owned 100.00% of the voting securities of Federated Equity Income Fund II, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

D. Please insert the following Financial Statements after the section entitled "Performance Information" on page 12 of the stand-alone prospectus and page 37 of the combined prospectus. In addition, please add the heading "Financial Statements" to the respective Table of Contents after the heading "Performance Information."

FEDERATED EQUITY INCOME FUND II
PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)

    SHARES                                                                          VALUE
 COMMON STOCKS -- 69.5%
                    BASIC INDUSTRY -- 4.8%
              6,500 Allegheny Teledyne, Inc.                                   $    175,500
              2,000 Du Pont (E.I.) de Nemours & Co.                                 125,750
              1,600 Eastman Chemical Co.                                            101,600
              1,700 Imperial Chemical Industries, PLC, ADR                           96,688
                     Total                                                          499,538
                    CONSUMER DURABLES -- 1.1%
              3,100 Ford Motor Co.                                                  117,025
                    CONSUMER NON-DURABLES -- 13.1%
              2,800 Avon Products, Inc.                                             197,575
              4,400 General Mills, Inc.                                             286,550
              3,900 Guinness PLC, ADR                                               190,829
              6,400 Heinz (H.J.) Co.                                                295,200
              3,400 Philip Morris Cos., Inc.                                        150,875
              4,600 Tambrands, Inc.                                                 229,425
                     Total                                                        1,350,454
                    ENERGY MINERALS -- 6.4%
              3,800 Exxon Corp.                                                     233,700
              3,400 Mobil Corp.                                                     237,575
              6,200 YPF Sociedad Anonima, ADR                                       190,650
                     Total                                                          661,925

FEDERATED EQUITY INCOME FUND II

    SHARES                                                                          VALUE
 COMMON STOCKS -- CONTINUED
                    FINANCE -- 7.1%
              3,400 First Union Corp.                                          $    314,500
              6,400 Mellon Bank Corp.                                               288,800
              2,000 NationsBank Corp.                                               129,000
                     Total                                                          732,300
                    HEALTH CARE -- 7.1%
              3,400 American Home Products Corp.                                    260,100
              2,800 Bristol-Myers Squibb Co.                                        226,800
              2,400 Merck & Co., Inc.                                               248,400
                     Total                                                          735,300
                    PRODUCER MANUFACTURING -- 6.7%
              7,300 Dresser Industries, Inc.                                        271,925
              2,800 General Electric Co.                                            183,050
              3,500 Textron, Inc.                                                   232,313
                     Total                                                          687,288
                    RETAIL TRADE -- 1.8%
              3,500 Penney (J.C.) Co., Inc.                                         182,656
                    SERVICES -- 2.5%
              4,500 Block (H&R), Inc.                                               145,125
              3,300 Browning-Ferris Industries, Inc.                                109,725
                     Total                                                          254,850
                    TECHNOLOGY -- 10.4%
              4,500 Avnet, Inc.                                                     258,750
              4,400 Electronic Data Systems Corp.                                   180,400
              2,600 General Dynamics Corp.                                          195,000
              2,800 International Business Machines Corp.                           252,525
              1,800 Lockheed Martin Corp.                                           186,413
                     Total                                                        1,073,088

FEDERATED EQUITY INCOME FUND II

    SHARES                                                                          VALUE
 COMMON STOCKS -- CONTINUED
                    TRANSPORTATION -- 1.2%
              1,700 Union Pacific Corp.                                        $    119,850
                    UTILITIES -- 7.3%
              2,715 Duke Power Co.                                                  130,171
              1,600 Enron Corp.                                                      65,300
              2,100 NIPSCO Industries, Inc.                                          86,756
              2,100 Portland General Corp.                                           83,344
              2,500 SBC Communications, Inc.                                        154,688
              3,300 Sprint Corp.                                                    173,663
              1,500 Williams Cos., Inc. (The)                                        65,625
                     Total                                                          759,547
                     TOTAL COMMON STOCKS (IDENTIFIED COST $6,655,570)             7,173,821
 PREFERRED STOCKS -- 18.9%
                    CONSUMER DURABLES -- 1.2%
              9,100 Mattel, Inc., Conv. Pfd., Series C, $.41                        128,537
                    ENERGY MINERALS -- 1.2%
              2,200 (a)(b)Tosco Corp., Conv. Pfd.                                   122,485
                    FINANCE -- 8.1%
              1,500 Frontier Insurance Group, Inc., Conv. Pfd., $3.13               113,250
                600 (a)Frontier Insurance Group, Inc., Conv. Pfd., $3.13             45,300
                800 Jefferson-Pilot Corp., Conv. Pfd., $5.26                         91,800
              1,800 Merrill Lynch & Co., Inc., STRYPES                               67,500
              2,100 Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12          173,250
              5,400 National Australia Bank, Ltd., Melbourne, Exchangeable
                    Capital Unit, $1.97                                             150,862
              3,300 SunAmerica, Inc., PERCS                                         143,963
                400 SunAmerica, Inc., PERCS, Series E, $3.10                         43,350
                     Total                                                          829,275

FEDERATED EQUITY INCOME FUND II

  SHARES OR
  PRINCIPAL
    AMOUNT                                                                          VALUE
PREFERRED STOCKS -- CONTINUED
                    HEALTH CARE -- 1.5%
              1,600 Aetna, Inc., Conv. Pfd., $4.76                             $    150,000
                    PRODUCER MANUFACTURING -- 1.8%
              1,150 Case Corp., Cumulative Conv. Pfd., Series A, $4.50              189,493
                    SERVICES -- 1.7%
              1,800 Browning-Ferris Industries, Inc., ACES, $2.58                    59,850
              8,500 Hollinger International Publishing, Inc., Conv. Pfd.,            97,750
                    $.95
                300 Ikon Office Solutions, Inc., Conv. Pfd., Series BB, $5.04        19,312
                     Total                                                          176,912
                    TECHNOLOGY -- 1.6%
              1,900 Microsoft Corp., Cumulative Conv. Pfd., Series A, $2.20         165,300
                    UTILITIES -- 1.8%
              1,500 (a)CalEnergy Co., Inc., Conv. Pfd.                               85,087
                100 CalEnergy Co., Inc., Conv. Pfd., $3.13                            7,390
              1,200 (b)Salomon, Inc., DECS, Series CSN, $3.48                        76,650
                200 Williams Cos., Inc. (The), Conv. Pfd., $3.50                     20,610
                     Total                                                          189,737
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,810,996)          1,951,739
 CORPORATE BONDS -- 9.4%
                    CONSUMER DURABLES -- 1.1%
 $           95,000 Magna International, Inc., Conv. Bond, 5.00%, 10/15/2002        114,119
                    ENERGY MINERALS -- 1.5%
            130,000 Diamond Offshore Drilling, Inc., Conv. Bond, 3.75%,             149,907
                    2/15/2007
                    HEALTH CARE -- 2.8%
            300,000 (a)Roche Holdings, Inc., LYON, 5/6/2012                         131,250
            130,000 Tenet Healthcare Corp., Conv. Bond, 6.00%, 12/1/2005            162,314
                     Total                                                          293,564

FEDERATED EQUITY INCOME FUND II

  PRINCIPAL
    AMOUNT                                                                          VALUE
CORPORATE BONDS -- CONTINUED
                    RETAIL TRADE -- 1.8%
 $          100,000 Federated Department Stores, Inc., Conv. Bond, 5.00%,      $    119,631
                    10/1/2003
             75,000 Saks Holdings, Inc., Conv. Bond, 5.50%, 9/15/2006                67,031
                     Total                                                          186,662
                    TECHNOLOGY -- 2.2%
             75,000 (a)EMC Corp. Mass, Sub. Note, 3.25%, 3/15/2002                   82,717
            115,000 (a)Solectron Corp., Conv. Bond, 6.00%, 3/1/2006                 143,935
                     Total                                                          226,652
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $926,831)               970,904
 (C)REPURCHASE AGREEMENT -- 9.2%
            945,000 BT Securities Corporation, 6.00%, dated 6/30/1997, due
                    7/1/1997
                    (AT AMORTIZED COST)                                             945,000
                     TOTAL INVESTMENTS (IDENTIFIED COST $10,338,397)(D)        $ 11,041,464

(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 1997, these securities amounted to $199,135 which represents 1.9% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $10,338,397. The net unrealized appreciation of investments on a federal tax basis amounts to $703,067 which is comprised of $724,554 appreciation and $21,487 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($10,315,955) at June 30, 1997.

The following acronyms are used throughout this portfolio:

ACES -- Adjustable Convertible Extendable Securities ADR -- American Depository Receipt DECS -- Dividend Enhanced Convertible Stock LYON -- Liquid Yield Option Note PERCS -- Preferred Equity Redemption Cumulative Stock PLC -- Public Limited Company STRYPES -- Structured Yield Product Exchangeable for Stock

(See Notes which are an integral part of the Financial Statements)

FEDERATED EQUITY INCOME FUND II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                     $11,041,464
 $10,338,397)
 Cash                                                                                       194,871
 Income receivable                                                                           22,258
    Total assets                                                                         11,258,593
 LIABILITIES:
 Payable for investments purchased                                            $ 885,815
 Accrued expenses                                                                56,823
    Total liabilities                                                                       942,638
 NET ASSETS for 887,375 shares outstanding                                              $10,315,955
 NET ASSETS CONSIST OF:
 Paid in capital                                                                        $ 9,610,723
 Net unrealized appreciation of investments                                                 703,067
 Accumulated net realized gain on investments                                                   323
 Undistributed net investment income                                                          1,842
    Total Net Assets                                                                    $10,315,955
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $10,315,955 / 887,375 shares outstanding                                                    $11.63

(See Notes which are an integral part of the Financial Statements)

FEDERATED EQUITY INCOME FUND II
STATEMENT OF OPERATIONS

PERIOD ENDED JUNE 30, 1997* (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                               $   43,840
 Interest                                                                                    16,096
     Total income                                                                            59,936
 EXPENSES:
 Investment advisory fee                                                    $     11,822
 Administrative personnel and services fee                                        50,343
 Custodian fees                                                                    2,433
 Transfer and dividend disbursing agent fees and expenses                          8,566
 Legal fees                                                                        1,075
 Portfolio accounting fees                                                        21,631
 Share registration costs                                                          8,148
 Printing and postage                                                              9,678
 Insurance premiums                                                                1,612
 Miscellaneous                                                                     6,991
     Total expenses                                                              122,299
 Waivers and reimbursements --
     Waiver of investment advisory fee                          $  (11,822)
     Reimbursement of other operating expenses                     (95,523)
          Total waivers and reimbursements                                      (107,345)
                Net expenses                                                                 14,954
                      Net investment income                                                  44,982
 REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                                               323
 Net change in unrealized appreciation of investments                                       703,067
     Net realized and unrealized gain on investments                                        703,390
          Change in net assets resulting from operations                                 $  748,372

* For the period from January 30, 1997 (date of initial public investment) to June 30, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED EQUITY INCOME FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                                         PERIOD
                                                                                         ENDED
                                                                                      (UNAUDITED)
                                                                                     JUNE 30, 1997*
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                                $      44,982
 Net realized gain on investments ($323, as computed for federal tax purposes)                  323
 Net change in unrealized appreciation                                                      703,067
   Change in net assets resulting from operations                                           748,372
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                                   (43,140)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                            10,735,318
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                      38,778
 Cost of shares redeemed                                                                 (1,163,373)
   Change in net assets resulting from share transactions                                 9,610,723
      Change in net assets                                                               10,315,955
 NET ASSETS:
 Beginning of period                                                                             --
 End of period (including undistributed net investment income of $1,842)             $   10,315,955

* For the period from January 30, 1997 (date of initial public investment) to June 30, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED EQUITY INCOME FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Equity Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at June 30, 1997, is as follows:

                         FUND
 SECURITY          ACQUISITION DATE      ACQUISITION COST
 Salomon, Inc.   1/2/1997 - 6/9/1997         $ 72,118
 Tosco Corp.     1/2/1997 - 7/2/1997          161,962

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                    PERIOD ENDED
                                                                                   JUNE 30, 1997*
 Shares sold                                                                            992,540
 Shares issued to shareholders in payment of distributions declared                       3,510
 Shares redeemed                                                                       (108,675)
  Net change resulting from share transactions                                          887,375

* For the period from January 30, 1997 (date of initial public investment) to June 30, 1997.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate Federated Securities Corp. For the period ended June 30, 1997, the Fund did not incur a distribution services fee.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

PURCHASES   $9,976,271
SALES       $ 583,954

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED EQUITY INCOME FUND II

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS

DATED APRIL 22, 1997

JUNE 30, 1997

[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Cusip 313916801
G01305-01 (7/97)
[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated Growth Strategies Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with a commentary by the fund's portfolio managers, which is followed by a complete listing of the fund's growth stock holdings and the financial statements.

Federated Growth Strategies Fund II is managed to pursue long-term investment growth through a highly diversified portfolio of common stocks issued by large, quality companies. At the end of the reporting period, the fund's 130 holdings included well-known names such as Allstate, Avon, Coca-Cola, Dell Computer, General Electric, Home Depot, Intel, Johnson & Johnson, Microsoft, Nike, Pfizer, Sony and Travelers Group.

This diversified portfolio performed very well in the continued favorable stock market environment during the six-month reporting period. The fund's total return of 14.60% was due to a net asset value increase of 14%, a capital gains distribution of $0.07 per share, and an income distribution totaling $0.02 per share.* On June 30, 1997, total net assets reached $31.4 million.

Thank you for putting your money to work in quality American companies through Federated Growth Strategies Fund II. We trust you were pleased with the positive performance of your investment. As always, we welcome your comments and suggestions.

Sincerely,

 [Graphic]

J. Christopher Donahue
President
August 15, 1997

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

INVESTMENT REVIEW

The stock market was a great place to be in the second quarter of 1997. Stock prices rose more than many had expected, largely owing to positive surprises with regard to both inflation, which was lower than forecasted, and profits, which exceeded consensus expectations. The price to earnings ratio of the Standard & Poor's Index of 500 Common Stocks* ("S&P 500") has risen as consensus expectations for inflation have been reduced, and confidence that profits will continue to grow has risen. This confidence has been augmented by recent data suggesting that the pace of economic growth has moderated. The second quarter of the year, we believe, can be summarized in four points:

* bond yields started the quarter at nearly 7.10%, traded up to almost 7.20%, then drifted lower to end the quarter at 6.78%,

* big and small stocks alike (as measured by S&P 500 and the Standard & Poor's 600 Small Cap Index*, respectively) did great, up 17.5% and 18.1%, respectively, as did the NASDAQ Over-the-Counter Composite Index,** which rose 18.6%,

* market breadth was much broader than in the first quarter, as positive earnings releases were spread out across stocks of all sizes and

* the quarter altered investors' opinions with regard to the strength of the economy, as weaker economic statistics combined with decelerating inflation indicators to ebb fears of higher interest rates, helping both stocks and bonds to start pricing in a moderating economy for the rest of 1997.

The moderating economic data helped the TECHNOLOGY sector become the strongest performer for the quarter, as investors moved into high-growth areas. Other outperforming sectors included HEALTH CARE (aided again by large drug companies), PRODUCER MANUFACTURING (heavily weighted with GENERAL ELECTRIC) and FINANCE. The sectors that lagged notably included the most economically sensitive sectors, namely, BASIC INDUSTRY, TRANSPORTATION and CONSUMER DURABLES.

We maintain our conviction that the economy will grow more slowly than expected throughout the second half of 1997. Recent declines in indicators of consumer purchases, the continued lack of core price inflation at either the producer or consumer level and the absence of growth in capital goods orders (excluding defense and aircraft orders) all tell us the current pace of economic growth is not sustainable. As consensus views on the economy shift to reflect more moderation, money should flow into stocks that are less sensitive to the strength of the economy. Consequently, as we have for the last several quarters, we continue to favor, with modest overweights, sectors that offer the potential for stronger secular growth namely TECHNOLOGY, FINANCE and HEALTH CARE. We are also modestly underweight in economically sensitive sectors such as PRODUCER MANUFACTURING, BASIC INDUSTRY, CONSUMER DURABLES and UTILITIES.

 * Standard & Poor's Index of 500 Common Stocks and Standard & Poor's 600 Small Cap Index are unmanaged composite indices of common stocks in industrial, transportation and financial and public utility companies, and can be used to compare total returns of funds whose portfolios are invested primarily in common stocks. Investments cannot be made in an index.

** NASDAQ Over-the-Counter Composite Index is an unmanaged index covering 4,500 stocks traded over the counter. It represents many small company stocks, but is heavily influenced by about 100 of the largest NASDAQ stocks.
   Investments cannot be made in an index.

FEDERATED GROWTH STRATEGIES FUND II
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

     SHARES                                                                                               VALUE
 COMMON STOCKS--96.7%
                        BASIC INDUSTRY--3.9%
                  5,600 BMC Industries, Inc.                                                        $       191,800
                  5,500 Freeport-McMoRan Copper & Gold, Inc., Class B                                       171,187
                  5,400 Monsanto Co.                                                                        232,537
                  2,700 Praxair, Inc.                                                                       151,200
                  9,500 (a)Royal Group Technologies Ltd.                                                    251,750
                  9,200 (a)Steel Dynamics, Inc.                                                             230,000
                         Total                                                                            1,228,474
                        CONSUMER DURABLES--3.1%
                  6,100 Carlisle Cos., Inc.                                                                 212,737
                  4,600 Honda Motor Co. Ltd., ADR                                                           276,862
                  6,300 Leggett and Platt, Inc.                                                             270,900
                  2,300 Sony Corp., ADR                                                                     202,400
                         Total                                                                              962,899
                        CONSUMER NON-DURABLES--9.5%
                  3,800 Avon Products, Inc.                                                                 268,137
                  4,000 Campbell Soup Co.                                                                   200,000
                  3,900 Coca-Cola Co.                                                                       263,250
                  2,400 Colgate-Palmolive Co.                                                               156,600
                  1,900 Gillette Co.                                                                        180,025
                  4,500 Interstate Bakeries Corp.                                                           266,906
                  3,900 (a)Jones Apparel Group, Inc.                                                        186,225
                  4,400 Kimberly-Clark Corp.                                                                218,900
                  2,700 Nike, Inc., Class B                                                                 157,612
                  7,700 Philip Morris Cos., Inc.                                                            341,687
                  1,900 Procter & Gamble Co.                                                                268,375
                  6,000 (a)Tommy Hilfiger Corp.                                                             241,125
                  7,000 Universal Corp.                                                                     222,250
                         Total                                                                            2,971,092

FEDERATED GROWTH STRATEGIES FUND II

     SHARES                                                                                               VALUE
 COMMON STOCKS--CONTINUED
                        ENERGY MINERALS--8.6%
                  4,400 (a)BJ Services Co.                                                             $    235,950
                  8,100 Baker Hughes, Inc.                                                                  313,369
                  2,826 British Petroleum Co. PLC, ADR                                                      211,656
                  4,100 (a)Diamond Offshore Drilling, Inc.                                                  320,312
                  3,300 (a)ENSCO International, Inc.                                                        174,075
                  5,200 (a)Global Marine, Inc.                                                              120,900
                  7,000 (a)Nabors Industries, Inc.                                                          175,000
                  8,900 (a)Oryx Energy Co.                                                                  188,012
                  4,100 (a)Petroleum Geo-Services, ADR                                                      200,387
                  5,800 (a)Rowan Companies, Inc.                                                            163,487
                  3,200 Royal Dutch Petroleum Co., ADR                                                      174,000
                  4,000 (a)Smith International, Inc.                                                        243,000
                  4,500 Unocal Corp.                                                                        174,656
                         Total                                                                            2,694,804
                        FINANCE--18.9%
                  1,650 Aegon N.V.                                                                          115,654
                  5,550 Aflac, Inc.                                                                         262,237
                  6,800 Ahmanson (H.F.) & Co.                                                               292,400
                  3,900 Allstate Corp.                                                                      284,700
                  1,600 American International Group, Inc.                                                  239,000
                  6,100 Bank of New York Co., Inc.                                                          265,350
                  4,500 BankAmerica Corp.                                                                   290,531
                  9,100 (a)Catellus Development Corp.                                                       164,937
                  3,200 Citicorp                                                                            385,800
                  7,600 Conseco, Inc.                                                                       281,200
                 13,425 MBNA Corp.                                                                          491,691
                  2,500 MGIC Investment Corp.                                                               119,844
                  5,500 Mellon Bank Corp.                                                                   248,187
                  3,200 Merrill Lynch & Co., Inc.                                                           190,800

FEDERATED GROWTH STRATEGIES FUND II

     SHARES                                                                                               VALUE
 COMMON STOCKS--CONTINUED

                        FINANCE--CONTINUED
                  4,525 Morgan Stanley, Dean Witter, Discover & Co.                                 $       194,858
                  6,000 NationsBank Corp.                                                                   387,000
                    300 Providian Corp.                                                                       9,637
                  3,800 Providian Financial Corp.                                                           122,075
                  8,300 Schwab (Charles) Corp.                                                              337,706
                  6,900 SunAmerica, Inc.                                                                    336,375
                  3,800 T. Rowe Price Associates                                                            196,175
                  7,466 Travelers Group, Inc.                                                               470,825
                  6,400 Travelers Group, Inc., Class A                                                      255,200
                         Total                                                                            5,942,182
                        HEALTH CARE--13.8%
                  6,600 (a)BioChem Pharma, Inc.                                                              146,850
                  6,300 (a)Centocor, Inc.                                                                    195,694
                  4,000 Guidant Corp.                                                                       340,000
                  4,600 HBO & Co.                                                                           316,825
                 10,200 (a)HEALTHSOUTH Corp.                                                                254,362
                  3,700 Johnson & Johnson                                                                   238,187
                  5,700 Jones Medical Industries, Inc.                                                      270,750
                  2,600 Lilly (Eli) & Co.                                                                   284,213
                  4,600 (a)Liposome Co., Inc.                                                               41,113
                  3,600 Merck & Co., Inc.                                                                   372,600
                  2,800 (a)Oxford Health Plans, Inc.                                                        200,900
                  3,700 Pfizer, Inc.                                                                        442,150
                  3,600 (a)Quintiles Transnational Corp.                                                    250,650
                  7,900 (a)Safeskin Corp.                                                                   232,556
                  2,900 Teva Pharmaceutical Industries, Ltd., ADR                                           187,775
                  6,000 (a)Universal Health Services, Inc., Class B                                         231,000
                  4,000 (a)Vencor, Inc.                                                                     169,000
                  1,300 Warner-Lambert Co.                                                                  161,525
                         Total                                                                            4,336,150

FEDERATED GROWTH STRATEGIES FUND II

     SHARES                                                                                               VALUE
 COMMON STOCKS--CONTINUED
 PRODUCER MANUFACTURING--6.1%
                  9,100 (a)Cable Design Technologies, Class A                                          $    267,881
                  3,800 (a)EVI, Inc.                                                                        159,600
                  6,800 General Electric Co.                                                                444,550
                  4,300 Precision Castparts Corp.                                                           256,388
                  3,900 Tyco International, Ltd.                                                            271,294
                  7,700 (a)U.S. Filter Corp.                                                                209,825
                 10,100 (a)U.S. Office Products Co.                                                         308,681
                         Total                                                                            1,918,219
                        RETAIL TRADE--4.1%
                  5,200 (a)Bed Bath & Beyond, Inc.                                                          157,950
                  9,200 (a)General Nutrition Cos., Inc.                                                     257,600
                  2,200 Home Depot, Inc.                                                                    151,663
                 12,100 Pier 1 Imports, Inc.                                                                320,650
                  3,200 (a)Safeway, Inc.                                                                    147,600
                  9,900 TJX Cos., Inc.                                                                      261,113
                         Total                                                                            1,296,576
                        SERVICES--3.0%
                  3,500 (a)HFS, Inc.                                                                        203,000
                  5,400 New York Times Co., Class A                                                         267,300
                 13,500 (a)Philip Services Corp.                                                            214,313
                  6,500 (a)USA Waste Services, Inc.                                                         251,063
                         Total                                                                              935,676
                        TECHNOLOGY--19.4%
                  5,600 (a)ADC Telecommunications, Inc.                                                     186,900
                  6,400 (a)Advanced Micro Devices, Inc.                                                     230,400
                  2,900 (a)Altera Corp.                                                                     146,450
                  5,500 (a)Applied Materials, Inc.                                                          389,469
                  2,200 (a)Ascend Communications                                                             86,625
                  5,300 (a)Cadence Design Systems, Inc.                                                     177,550

FEDERATED GROWTH STRATEGIES FUND II

     SHARES                                                                                               VALUE
 COMMON STOCKS--CONTINUED
                         TECHNOLOGY--CONTINUED
                  1,800 (a)Cisco Systems, Inc.                                                         $    120,825
                  3,200 (a)Compaq Computer Corp.                                                            317,600
                  1,900 (a)Dell Computer Corp.                                                              223,131
                  9,100 (a)FORE Systems, Inc.                                                               123,988
                  5,400 (a)HNC Software                                                                     205,875
                  3,100 Intel Corp.                                                                         439,619
                 18,100 (a)Iomega Corp.                                                                     359,738
                  7,200 (a)LSI Logic Corp.                                                                  230,400
                  4,800 Lucent Technologies, Inc.                                                           345,900
                  8,600 (a)Mastech Corp.                                                                    173,075
                  5,100 (a)Microsoft Corp.                                                                  644,513
                  2,700 (a)Netscape Communications                                                           86,569
                  3,300 (a)Oracle Corp.                                                                     166,238
                  3,300 (a)Qualcomm, Inc.                                                                   167,888
                  4,800 (a)Rambus, Inc.                                                                     223,200
                  7,700 (a)Sun Microsystems, Inc.                                                           286,584
                  4,900 Telefonaktiebolaget LM Ericsson, Class B                                            192,938
                  3,300 (a)Tellabs, Inc.                                                                    184,388
                  1,700 Texas Instruments, Inc.                                                             142,906
                  2,900 United Technologies Corp.                                                           240,700
                         Total                                                                            6,093,469
                        TRANSPORTATION--0.8%
                  8,700 Expeditors International Washington, Inc.                                           246,863
                        UTILITIES--5.5%
                  6,500 (a)CalEnergy Co., Inc.                                                              247,000
                 11,900 Cincinnati Bell, Inc.                                                               374,850
                  6,200 (a)IXC Communications, Inc.                                                         162,750
                  3,400 (a)Qwest Communications International, Inc.                                          92,650
                  4,800 Sonat, Inc.                                                                         246,000

FEDERATED GROWTH STRATEGIES FUND II

   SHARES OR
   PAR VALUE                                                                                              VALUE
 COMMON STOCKS--CONTINUED
                        UTILITIES--CONTINUED
                  3,300 Telefonos de Mexico, Class L, ADR                                           $       157,575
                 13,700 (a)WorldCom, Inc.                                                                   438,400
                         Total                                                                            1,719,225
                         TOTAL COMMON STOCKS (IDENTIFIED COST $26,001,814)                               30,345,629
 PREFERRED STOCKS--0.4%
                        TRANSPORTATION--0.4%
                  1,600 Continental Airlines, Inc., Conv. Pfd., $4.25 (IDENTIFIED COST $102,125)            126,411
 (B)REPURCHASE AGREEMENT--5.3%
            $ 1,670,000 BT Securities Corporation, 6.00%, dated 6/30/1997, due 7/1/1997
                        (AT AMORTIZED COST)                                                               1,670,000
                         TOTAL INVESTMENTS (IDENTIFIED COST $27,773,939)(C)                         $    32,142,040

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $27,773,939. The net unrealized appreciation of investments on a federal tax basis amounts to $4,368,101 which is comprised of $4,646,528 appreciation and $278,427 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($31,377,323) at June 30, 1997.

The following acronyms are used throughout this portfolio:

ADR --American Depositary Receipt
PLC --Public Limited Company

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND II
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $27,773,939)                  $   32,142,040
 Cash                                                                                                      2,594
 Income receivable                                                                                        10,720
 Receivable for investments sold                                                                         439,910
   Total assets                                                                                       32,595,264
 LIABILITIES:
 Payable for investments purchased                                                $  1,185,524
 Payable for taxes withheld                                                                140
 Accrued expenses                                                                       32,277
   Total liabilities                                                                                   1,217,941
 NET ASSETS for 2,153,533 shares outstanding                                                      $   31,377,323
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                  $   26,329,707
 Net unrealized appreciation of investments                                                            4,368,101
 Accumulated net realized gain on investments                                                            561,022
 Undistributed net investment income                                                                     118,493
   Total Net Assets                                                                               $   31,377,323
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $31,377,323 / 2,153,533 shares outstanding                                                               $14.57

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND II
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $1,295)                                               $    97,442
 Interest                                                                                               48,118
    Total income                                                                                       145,560
 EXPENSES:
 Investment advisory fee                                                           $  86,319
 Administrative personnel and services fee                                            61,987
 Custodian fees                                                                        6,445
 Transfer and dividend disbursing agent fees and expenses                             10,640
 Directors'/Trustees' fees                                                               715
 Auditing fees                                                                         4,620
 Legal fees                                                                            1,085
 Portfolio accounting fees                                                            24,443
 Share registration costs                                                              3,926
 Printing and postage                                                                  9,935
 Insurance premiums                                                                    1,901
 Miscellaneous                                                                         2,439
    Total expenses                                                                   214,455
 Waivers and reimbursements --
    Waiver of investment advisory fee                               $  (64,048)
    Reimbursement of other operating expenses                          (51,988)
       Total waivers and reimbursements                                             (116,036)
           Net expenses                                                                                 98,419
             Net investment income                                                                      47,141
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                      569,166
 Net change in unrealized appreciation of investments                                                2,848,564
    Net realized and unrealized gain on investments                                                  3,417,730
       Change in net assets resulting from operations                                              $ 3,464,871

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                    ENDED         YEAR ENDED
                                                                                 (UNAUDITED)     DECEMBER 31,
                                                                                 JUNE 30, 1997       1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                         $      47,141     $    37,473
 Net realized gain on investments and foreign currency
 transactions ($569,166 and $110,051, respectively, as computed for
 federal tax purposes)                                                               569,166         101,778
 Net change in unrealized appreciation of investments                              2,848,564       1,511,965
   Change in net assets resulting from operations                                  3,464,871       1,651,216
 NET EQUALIZATION CREDITS (DEBITS)--                                                  71,396          72,517
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                            (37,404)           (700)
 Distributions from net realized gains on investments and foreign
 currency transactions                                                              (109,556)          --
   Change in net assets resulting from distributions to
   shareholders                                                                     (146,960)           (700)
 SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET
 INVESTMENT INCOME) --
 Proceeds from sale of shares                                                     11,630,124      15,118,252
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                              146,049             698
 Cost of shares redeemed                                                            (773,006)       (224,666)
   Change in net assets resulting from share transactions                         11,003,167      14,894,284
     Change in net assets                                                         14,392,474      16,617,317
 NET ASSETS:
 Beginning of period                                                              16,984,849         367,532
 End of period (including undistributed net investment income of
 $118,493 and $37,360, respectively)                                           $  31,377,323     $16,984,849

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND II
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    SIX MONTHS
                                                                       ENDED
                                                                    (UNAUDITED)   YEAR ENDED DECEMBER 31,
                                                                   JUNE 30, 1997         1996         1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                 $12.80         $10.30          $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                 0.05           0.05            0.03
  Net realized and unrealized gain (loss)
  on investments                                                        1.81           2.45            0.27
  Total from investment operations                                      1.86           2.50            0.30
 LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.02)        (0.004)              --
  Distributions from net realized gain on investments                 (0.07)           --                --
  Total distributions                                                 (0.09)        (0.004)              --
 NET ASSET VALUE, END OF PERIOD                                       $14.57         $12.80          $10.30
 TOTAL RETURN(B)                                                      14.60%         24.32%           3.00%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.66%*          0.85%          0.85%*
  Net investment income                                               0.32%*          0.55%          1.91%*
  Expense waiver/reimbursement(c)                                     0.78%*          3.87%         76.95%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                            $31,377        $16,985            $368
  Average commission rate paid(d)                                    $0.0574        $0.0376             --
  Portfolio turnover                                                     70%            96%              4%

 * Computed on an annualized basis.

(a) Reflects operations for the period from November 9, 1995 (date of initial public investment) to December 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS-- Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   EQUALIZATION-- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of Fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without per value). Transactions in capital stock were as follows:

                                                                                      SIX MONTHS
                                                                                         ENDED       YEAR ENDED
                                                                                       JUNE 30,     DECEMBER 31,
                                                                                         1997           1996
 Shares sold                                                                            872,823        1,310,281
 Shares issued to shareholders in payment of distributions declared                      11,312               64
 Shares redeemed                                                                        (57,407)         (19,226)
  Net change resulting from share transactions                                          826,728        1,291,119

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE-- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

   ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

PURCHASES             $26,766,710
SALES                 $15,365,114

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
Matthew S. Hardin
  Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

FEDERATED GROWTH STRATEGIES FUND II
SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 1997

FEDERATED INSURANCE SERIES

[Graphic]

FEDERATED INVESTORS
Federated Securities Corp., Distributor

Cusip 313916702
G00433-08 (8/97)
[Graphic]


PRESIDENT'S MESSAGE

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated High Income Bond Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's high-yield bond holdings and the financial statements.

Amid a strong economic environment, the fund's broadly diversified, carefully researched portfolio of more than 220 high-yield, lower-rated bonds* rewarded shareholders with a total return of 6.07%.** Contributing to this total return were a very healthy income stream totaling $0.46 per share, capital gains totaling $0.04 per share, and an $0.11 increase in net asset value. On June 30, 1997, total net assets reached $101.4 million.

Thank you for participating in the income opportunities of high-yield corporate bonds through the diversification and professional management of Federated High Income Bond Fund II. We trust you were pleased with the performance of your investment. As always, we welcome your comments and suggestions.

Very sincerely yours,

[Graphic]

J. Christopher Donahue
President
August 15, 1997

* Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

**Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

INVESTMENT REVIEW

High-yield bonds delivered outstanding returns in the first half of 1997 on both a relative and absolute basis. These returns were driven by an almost ideal economic performance by the domestic economy. First quarter growth was very strong while second quarter slowed to a respectable but perhaps more sustainable pace. From a high-yield bond perspective, the continued strong performance of the economy resulted in low default rates and modestly tighter yield spreads between high-yield bonds and treasury securities. Perhaps more remarkable, this strong economic growth occurred without rekindling inflationary pressures. Despite a 25 basis point increase in the Federal funds rate by the Federal Reserve Board (the "Fed"), interest rates on 10-year treasury securities rose only seven basis points. Strong economic growth, good corporate earnings growth, and low inflation drove stock prices to record levels. The strong equity market provided high-yield issuers with increased financial flexibility and provided increased equity value "protection" to high-yield securities. Finally, high-yield bonds benefited from extremely strong demand during the reporting period which offset a record amount of new issue activity. Mutual funds continued to have inflows while insurance companies and pension funds continued to allocate money to the high-yield market. Also, structured products such as collateralized bond obligations allocated substantial dollars to the high-yield sector. These factors contributed to the outstanding returns for the high-yield sector. For example, the Lehman Brothers High Yield Bond Index* returned 5.82% over the reporting period, outperforming the Lehman Brothers Aggregate Bond Index,* a measure of high-quality bond performance, which returned 3.09% over the reporting period.

The fund, with a return of 6.07%,** performed very well over the reporting period outperforming both the Lehman Brothers High Yield Bond Index and the Lipper High Current Yield Fund Average which returned 5.99%.*** The fund benefited from good security selection during the reporting period avoiding most of the deteriorating credit situation in the quarter such as PENN TRAFFIC, HARVARD INDUSTRIES and GRAND UNION. Several sector and specific holdings performed well above the overall market. The fund's holdings in the Australian cable TV market rebounded strongly from depressed year end levels. The fund's radio holdings, especially preferred stocks of AMERICAN RADIO and CHANCELLOR BROADCASTING, performed very well as investors' comfort level with the consolidation occurring in the radio industry increased. The fund's holdings in the domestic cable area such as CABLEVISION SYSTEMS and COMCAST performed very well as investors focused on the value in well-run, highly clustered cable operators. This was highlighted by Microsoft's $1 billion equity investment in Comcast. Finally, specific holdings such as JOHNSTOWN AMERICA, BAYOU STEEL, MILLICOM INTERNATIONAL, NEXTEL and CURTICE-BURNS FOODS turned in good performance during the reporting period based on company specific events. On the negative side, the fund's position in WIRELESS ONE, a microwave cable TV operator underperformed as questions about this technology's competitiveness continued. Also, the fund's position in ROYAL OAK, a gold mining company underperformed due to weak gold prices.

* Lehman Brothers High Yield Bond Index is an unmanaged index which includes fixed rate, public nonconvertible, non-investment grade issues that are rated Ba1 or lower by Moody's Investors Service. Lehman Brothers Aggregate Bond Index is an unmanaged total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. Investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Our outlook for the high-yield market continues to be optimistic, especially as we look out over the balance of 1997. We see nothing to alter our outlook for steady economic growth and modest inflation. From a portfolio perspective, the fund's largest sector exposures continue to be telecommunications, cable TV, and broadcasting. Many of the fund's telecommunications positions such as TELEPORT and QWEST COMMUNICATIONS are benefiting from technology advances and deregulation. The domestic cable TV market is rapidly changing as new delivery devices such as satellite broadcasters attempt to gain subscribers. We believe that the new entrants will expand the overall market while large well managed, well clustered traditional operators will continue to do well. The fund also has exposure to the United Kingdom cable TV and telecommunication market which is in its early stage of development. We think these issuers will gain market share and eventually consolidate benefiting high-yield issuers. Recently, the fund has increased exposure in the oil and gas industry focusing on the drilling sector and producers who will benefit from expanding production. Finally, the fund has modestly increased the overall quality of the portfolio in response to the spread tightening that has occurred over the past six months.

FEDERATED HIGH INCOME BOND FUND II
PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                         VALUE
 CORPORATE BONDS--89.6%
                      AEROSPACE & DEFENSE--0.3%
 $            250,000 Tracor, Inc., Sr. Sub. Note, 8.50%, 3/1/2007           $      254,375
                      AUTOMOBILE--2.8%
              225,000 Aftermarket Technology Co., Sr. Sub. Note, 12.00%,            252,000
                      8/1/2004
              350,000 Aftermarket Technology Co., Sr. Sub. Note, Series D,
                      12.00%,
                      8/1/2004                                                      392,000
              825,000 Collins & Aikman Products Co., Sr. Sub. Note, 11.50%,         938,437
                      4/15/2006
              350,000 Exide Corp., Sr. Note, 10.00%, 4/15/2005                      364,875
              450,000 Lear Corp., Sub. Note, 9.50%, 7/15/2006                       480,375
              100,000 Lear Seating Corp., Sr. Sub. Note, 11.25%, 7/15/2000          101,000
              100,000 Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                100,750
              250,000 (a)Oxford Automotive, Inc., Sr. Sub. Note, 10.125%,           252,813
                      6/15/2007
                       Total                                                      2,882,250
                      BANKING--1.2%
            1,125,000 First Nationwide Escrow Corp., Sr. Sub. Note,               1,240,313
                      10.625%, 10/1/2003
                      BEVERAGE & TOBACCO--0.8%
              450,000 Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                       469,687
              400,000 Dr. Pepper Bottling Holdings Co., Sr. Disc. Note,
                      0/11.625%,
                      2/15/2003                                                     396,000
                       Total                                                        865,687
                      BROADCAST RADIO & TV--5.2%
              200,000 (a)Capstar Radio Broadcasting Partners, Sr. Sub. Note,
                      9.25%,
                      7/1/2007                                                      195,000
              250,000 (a)Chancellor Radio Broadcasting Co., Sr. Sub. Note,          250,000
                      8.75%, 6/15/2007
              250,000 Chancellor Radio Broadcasting Co., Sr. Sub. Note,
                      9.375%,
                      10/1/2004                                                     260,625
              200,000 Jacor Communications, Inc., Sr. Sub. Note, 9.75%,             208,500
                      12/15/2006
              550,000 Lamar Advertising Co., Sr. Sub. Note, 9.625%,                 567,875
                      12/1/2006

FEDERATED HIGH INCOME BOND FUND II

   PRINCIPAL
    AMOUNT                                                                         VALUE
 CORPORATE BONDS--CONTINUED
                      BROADCAST RADIO & TV--CONTINUED
 $            500,000 (a)Outdoor Systems, Inc., Sr. Sub. Note, 8.875%,         $    490,000
                      6/15/2007
              400,000 SCI Television, Inc., Sr. Secd. Note, 11.00%,                 424,084
                      6/30/2005
              525,000 SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%,                574,875
                      5/15/2006
              150,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,                155,250
                      10.00%, 12/15/2003
              575,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,                595,125
                      10.00%, 9/30/2005
              250,000 (a)Sinclair Broadcast Group, Inc., Sr. Sub. Note,             243,750
                      9.00%, 7/15/2007
               50,000 Sullivan Broadcast Holdings Inc., Deb., 13.25%,                49,250
                      12/15/2006
              600,000 Sullivan Broadcast Holdings Inc., Sr. Sub. Note,              615,000
                      10.25%, 12/15/2005
              475,000 Young Broadcasting, Inc., Sr. Sub. Note, 10.125%,             501,125
                      2/15/2005
              150,000 Young Broadcasting, Inc., Sr. Sub. Note, 9.00%,               148,125
                      1/15/2006
                       Total                                                      5,278,584
                       BUILDING & DEVELOPMENT--0.4%
              250,000 (a)American Builders & Contractors Supply Co., Inc.,
                      Sr. Sub. Note,
                      10.625%, 5/15/2007                                            258,750
              150,000 Building Materials Corp. of America, Sr. Note,                153,375
                      8.625%, 12/15/2006
                       Total                                                        412,125
                       BUSINESS EQUIPMENT & SERVICES--1.7%
              300,000 (a)Electronic Retailing Systems International, Inc.,
                      Sr. Disc. Note,
                      0/13.00%, 2/1/2004                                            208,500
              325,000 Knoll Inc., Sr. Sub. Note, 10.875%, 3/15/2006                 361,156
              500,000 Outsourcing Solutions, Inc., Sr. Sub. Note, 11.00%,           547,500
                      11/1/2006
              500,000 United Stationers Supply Co., Sr. Sub. Note, 12.75%,          570,625
                      5/1/2005
                       Total                                                      1,687,781
                      CABLE TELEVISION--12.5%
              200,000 Australis Holdings Pty Limited, Unit, 0/15.00%,               148,000
                      11/1/2002
              275,000 Australis Media Limited, Unit, 0/14.00%, 5/15/2003            200,093
              550,000 Bell Cablemedia PLC, Sr. Disc. Note, 0/11.95%,                497,750
                      7/15/2004
              200,000 CF Cable TV, Inc., Sr. Secd. 2nd Priority Note,               228,000
                      11.625%, 2/15/2005
              150,000 Cablevision Systems Corp., Sr. Sub. Deb., 9.875%,             157,500
                      2/15/2013

FEDERATED HIGH INCOME BOND FUND II

   PRINCIPAL
    AMOUNT                                                                         VALUE
 CORPORATE BONDS--CONTINUED
                      CABLE TELEVISION--CONTINUED
 $            100,000 Cablevision Systems Corp., Sr. Sub. Note, 10.50%,      $      109,500
                      5/15/2016
              375,000 Cablevision Systems Corp., Sr. Sub. Note, 9.25%,              390,000
                      11/1/2005
              650,000 Cablevision Systems Corp., Sr. Sub. Note, 9.875%,             692,250
                      5/15/2006
              425,000 Charter Communications Southeast, L.P., Sr. Note,
                      11.25%,
                      3/15/2006                                                     456,875
              900,000 Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005               949,500
              600,000 Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                  459,048
            2,000,000 (a)Diamond Cable Communications PLC, Sr. Disc. Note,
                      0/10.75%,
                      2/15/2007                                                   1,160,000
            1,000,000 EchoStar Satellite Broadcasting Corp., Sr. Disc.
                      Note, 0/13.125%,
                      3/15/2004                                                     715,000
            1,100,000 International Cabletel, Inc., Sr. Defd. Cpn. Note,            761,750
                      0/11.50%, 2/1/2006
              475,000 International Cabletel, Inc., Sr. Disc. Note,                 368,125
                      0/12.75%, 4/15/2005
              400,000 Le Groupe Videotron Ltee, Sr. Note, 10.625%,                  448,000
                      2/15/2005
              400,000 Lenfest Communications Inc., Sr. Note, 8.375%,                395,000
                      11/1/2005
              300,000 Pegasus Media, Note, 12.50%, 7/1/2005                         325,500
              400,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority
                      Note, 10.00%,
                      12/1/2007                                                     432,000
              400,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority
                      Note, 10.00%,
                      3/15/2005                                                     436,000
              400,000 Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%,         439,000
                      12/1/2015
              750,000 Tele-Communications, Inc., Sr. Note, 6.875%, 2/15/2006        710,903
              225,000 (a)TCI Satellite Entertainment, Inc., Sr. Sub. Disc.
                      Note, 0/12.25%,
                      2/15/2007                                                     133,875
              200,000 (a)TCI Satellite Entertainment, Inc., Sr. Sub. Note,          200,500
                      10.875%, 2/15/2007
            1,800,000 TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007           1,314,000
              650,000 UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%,              396,500
                      5/15/2006
              150,000 Wireless One, Inc., Sr. Note, 13.00%, 10/15/2003               96,000
              100,000 Wireless One, Inc., Unit, 0/13.50%, 8/1/2006                   27,500
                       Total                                                     12,648,169

FEDERATED HIGH INCOME BOND FUND II

   PRINCIPAL
    AMOUNT                                                                         VALUE
 CORPORATE BONDS--CONTINUED
                      CHEMICALS & PLASTICS--3.9%
 $            350,000 Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006         $      372,750
              300,000 Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%,                315,000
                      9/15/2008
              200,000 Crain Industries, Inc., Sr. Sub. Note, 13.50%,                229,000
                      8/15/2005
              100,000 (a)Foamex L.P., Sr. Sub. Note, 9.875%, 6/15/2007              103,000
              600,000 Harris Chemical North America, Inc., Sr. Note,                618,000
                      10.25%, 7/15/2001
              500,000 ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003                520,625
              150,000 ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002                 159,750
              383,000 Polymer Group, Inc., Sr. Note, 12.25%, 7/15/2002              428,205
              450,000 RBX Corp., Sr. Sub. Note, Series B, 11.25%,                   400,500
                      10/15/2005
              975,000 Sterling Chemicals Holdings, Inc., Sr. Disc. Note,
                      0/13.50%,
                      8/15/2008                                                     650,813
              150,000 Uniroyal Technology Corp., Sr. Secd. Note, 11.75%,            150,000
                      6/1/2003
                       Total                                                      3,947,643
                       CLOTHING & TEXTILES--3.1%
              200,000 (a)Collins & Aikman Floorcoverings, Inc., Sr. Sub.
                      Note, 10.00%,
                      1/15/2007                                                     203,500
              450,000 (a)GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                455,625
              450,000 (a)Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007            473,625
              250,000 Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006            262,500
            1,650,000 WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%,             1,724,250
                      12/15/2005
                       Total                                                      3,119,500
                      CONSUMER PRODUCTS--3.6%
              400,000 American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005         420,000
              150,000 Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005           162,750
              150,000 Hosiery Corp. of America, Inc., Sr. Sub. Note,                164,250
                      13.75%, 8/1/2002
              450,000 ICON Fitness Corp., Sr. Disc. Note, 0/14.00%,                 247,500
                      11/15/2006
              150,000 ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%,           169,500
                      7/15/2002
              525,000 Playtex Family Products Corp., Sr. Sub. Note, 9.00%,          534,188
                      12/15/2003
              450,000 Renaissance Cosmetics, Inc., Sr. Note, 11.75%,                475,875
                      2/15/2004

FEDERATED HIGH INCOME BOND FUND II

   PRINCIPAL
    AMOUNT                                                                         VALUE
 CORPORATE BONDS--CONTINUED
                      CONSUMER PRODUCTS--CONTINUED
 $             50,000 Revlon Consumer Products Corp., Note, 9.375%,          $       51,688
                      4/1/2001
              625,000 Revlon Consumer Products Corp., Sr. Sub. Note,                670,313
                      10.50%, 2/15/2003
              450,000 Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                 477,000
              300,000 Syratech Corp., Sr. Note, 11.00%, 4/15/2007                   320,250
                       Total                                                      3,693,314
                      CONTAINER & GLASS PRODUCTS--1.6%
              575,000 Owens-Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004         605,906
              450,000 Owens-Illinois, Inc., Sr. Sub. Note, 9.95%,                   478,125
                      10/15/2004
              300,000 Packaging Resources Inc., Sr. Note, 11.625%, 5/1/2003         313,500
              250,000 Plastic Containers, Inc., Sr. Secd. Note, 10.00%,             260,625
                      12/15/2006
                       Total                                                      1,658,156
                       ECOLOGICAL SERVICES & EQUIPMENT--1.7%
              700,000 (a)Allied Waste Industries, Inc., Sr. Disc. Note,             442,750
                      0/11.30%, 6/1/2007
              850,000 (a)Allied Waste North America, Inc., Sr. Sub. Note,           912,687
                      10.25%, 12/1/2006
              200,000 ICF Kaiser International, Inc., Sr. Sub. Note,                207,000
                      13.00%, 12/31/2003
              225,000 (b)Mid-American Waste Systems, Inc., Sr. Sub. Note,
                      12.25%,
                      2/15/2003                                                     115,875
                       Total                                                      1,678,312
                       ELECTRONICS--1.4%
              500,000 Advanced Micro Devices, Inc., Sr. Secd. Note, 11.00%,         558,750
                      8/1/2003
              500,000 (a)Fairchild Semiconductor Corp., Sr. Sub. Note,              530,000
                      10.125%, 3/15/2007
               50,000 (a)Therma-Wave, Inc., Sr. Note, 10.625%, 5/15/2004             53,500
              225,000 (a)Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007           229,500
                       Total                                                      1,371,750
                      FINANCIAL INTERMEDIARIES--0.7%
              375,000 ContiFinancial Corp., Sr. Note, 8.375%, 8/15/2003             384,787
              300,000 Olympic Financial Ltd., Unit, 11.50%, 3/15/2007               306,000
                       Total                                                        690,787

FEDERATED HIGH INCOME BOND FUND II

   PRINCIPAL
    AMOUNT                                                                         VALUE
 CORPORATE BONDS--CONTINUED
                      FOOD & DRUG RETAILERS--1.3%
 $            375,000 Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%,       $      417,187
                      11/15/2005
              150,000 (a)DiGiorgio Corp., Sr. Note, 10.00%, 6/15/2007               149,250
              725,000 Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004              781,188
                       Total                                                      1,347,625
                      FOOD PRODUCTS--1.9%
              400,000 Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%,             441,000
                      2/1/2005
              650,000 International Home Foods, Inc., Sr. Sub. Note,                671,125
                      10.375%, 11/1/2006
              300,000 (a)MBW Foods Inc., Sr. Sub. Note, 9.875%, 2/15/2007           305,250
              100,000 Specialty Foods Corp., Sr. Sub. Note, 11.25%,                  87,000
                      8/15/2003
              350,000 Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005         392,000
                       Total                                                      1,896,375
                      FOREST PRODUCTS--2.8%
               50,000 Container Corp. of America, Sr. Note, 11.25%,                  54,750
                      5/1/2004
              100,000 Container Corp. of America, Sr. Note, 9.75%, 4/1/2003         105,500
              450,000 Four M Corp., Sr. Note, 12.00%, 6/1/2006                      466,875
              200,000 Repap New Brunswick, 2nd Priority Sr. Secd. Note,
                      10.625%,
                      4/15/2005                                                     190,000
              200,000 Riverwood International Corp., Sr. Sub. Note,                 181,000
                      10.875%, 4/1/2008
              500,000 S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004           562,500
              100,000 Stone Container Corp., Sr. Note, 11.50%, 10/1/2004            104,500
              800,000 Stone Container Corp., Sr. Note, 12.58%, 8/1/2016             848,000
              400,000 Uniforet Inc., Sr. Note, 11.125%, 10/15/2006                  376,000
                       Total                                                      2,889,125
                      HEALTHCARE--3.1%
              675,000 Dade International, Inc., Sr. Sub. Note, 11.125%,             756,000
                      5/1/2006
              250,000 Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%,          255,000
                      10/1/2006
              200,000 Genesis Health Ventures, Inc., Sr. Sub. Note, 9.75%,          208,000
                      6/15/2005
              200,000 Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005            202,000

FEDERATED HIGH INCOME BOND FUND II

   PRINCIPAL
    AMOUNT                                                                         VALUE
 CORPORATE BONDS--CONTINUED
                      HEALTHCARE--CONTINUED
 $            900,000 Tenet Healthcare Corp., Sr. Sub. Note, 10.125%,        $      990,000
                      3/1/2005
              700,000 Tenet Healthcare Corp., Sr. Sub. Note, 8.625%,                714,000
                      1/15/2007
                       Total                                                      3,125,000
                       HOME PRODUCTS & FURNISHINGS--0.3%
              300,000 (a)Falcon Building Products, Inc., Sr. Sub. Disc.
                      Note, 0/10.50%,
                      6/15/2007                                                     181,500
              150,000 (a)Falcon Building Products, Inc., Sr. Sub. Note,             150,750
                      9.50%, 6/15/2007
                       Total                                                        332,250
                      HOTELS, MOTELS, INNS & CASINOS--0.4%
              350,000 Courtyard by Marriott II LP, Sr. Note, 10.75%,                378,875
                      2/1/2008
                      INDUSTRIAL PRODUCTS & EQUIPMENT--4.2%
              150,000 Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007              155,625
              400,000 Cabot Safety Acquisition Corp., Sr. Sub. Note,                442,000
                      12.50%, 7/15/2005
              300,000 (a)Continental Global Group, Inc., Sr. Note, 11.00%,          315,750
                      4/1/2007
              400,000 Euramax International PLC, Sr. Sub. Note, 11.25%,             432,000
                      10/1/2006
              250,000 Fairfield Manufacturing Co., Inc., Sr. Sub. Note,             267,500
                      11.375%, 7/1/2001
              300,000 Hawk Corp., Sr. Note, 10.25%, 12/1/2003                       309,750
              300,000 International Knife & Saw, Inc., Sr. Sub. Note,               323,250
                      11.375%, 11/15/2006
              100,000 Johnstown America Industries, Inc., Sr. Sub. Note,
                      11.75%,
                      8/15/2005                                                     105,250
              525,000 (a)MMI Products, Inc., Sr. Sub. Note, 11.25%,                 559,125
                      4/15/2007
              250,000 Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006         266,250
              400,000 (a)Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007             426,000
              125,000 (a)Roller Bearing Co. of America, Inc., Sr. Sub. Note,        127,813
                      9.625%, 6/15/2007
              500,000 Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003         522,500
                       Total                                                      4,252,813
                      LEISURE & ENTERTAINMENT--4.9%
            1,150,000 AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%,               822,250
                      3/15/2006
              100,000 AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006            108,500

FEDERATED HIGH INCOME BOND FUND II

   PRINCIPAL
    AMOUNT                                                                         VALUE
 CORPORATE BONDS--CONTINUED
                      LEISURE & ENTERTAINMENT--CONTINUED
 $            300,000 Cobblestone Golf Group, Inc., Sr. Note, 11.50%,        $      316,500
                      6/1/2003
              150,000 (a)KSL Recreation Group, Inc., Sr. Sub. Note, 10.25%,         156,750
                      5/1/2007
              150,000 Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003              166,875
              175,000 Premier Parks, Inc., Sr. Note, 9.75%, 1/15/2007               182,875
            1,225,000 Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%,       1,261,750
                      6/15/2005
            2,000,000 Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                    1,955,000
                       Total                                                      4,970,500
                      MACHINERY & EQUIPMENT--1.8%
              500,000 Alvey Systems, Inc., Sr. Sub. Note, 11.375%,                  517,500
                      1/31/2003
              600,000 Clark Material Handling Corp., Sr. Note, 10.75%,              631,500
                      11/15/2006
              233,000 Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                 277,270
              400,000 Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006                442,000
                       Total                                                      1,868,270
                      METALS & MINING--0.4%
              400,000 Royal Oak Mines, Inc., Sr. Sub. Note, 11.00%,                 388,000
                      8/15/2006
                      OIL & GAS--4.8%
              775,000 Abraxas Petroleum Corp., Sr. Note, 11.50%, 11/1/2004          846,687
              325,000 DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007               321,750
              100,000 Falcon Drilling Co., Inc., Sr. Note, 8.875%,                  101,500
                      3/15/2003
              150,000 Falcon Drilling Co., Inc., Sr. Note, 9.75%, 1/15/2001         156,000
               50,000 Falcon Drilling Co., Inc., Sr. Sub. Note, 12.50%,              55,750
                      3/15/2005
              350,000 Forcenergy Gas Exploration, Inc., Sr. Sub. Note,              343,000
                      8.50%, 2/15/2007
              600,000 Forcenergy Gas Exploration, Inc., Sr. Sub. Note,              622,500
                      9.50%, 11/1/2006
              100,000 Giant Industries, Inc., Sr. Sub. Note, 9.75%,                 103,000
                      11/15/2003
              250,000 Mesa Operating Company, Sr. Sub. Note, 10.625%,               285,313
                      7/1/2006
              100,000 (a)Pacalta Resources Ltd., Sr. Note, 10.75%, 6/15/2004        101,500
              150,000 (a)Petsec Energy, Inc., Sr. Sub. Note, 9.50%,                 150,000
                      6/15/2007
              500,000 Pride Petroleum Services, Inc., Sr. Note, 9.375%,             518,750
                      5/1/2007

FEDERATED HIGH INCOME BOND FUND II

   PRINCIPAL
    AMOUNT                                                                         VALUE
 CORPORATE BONDS--CONTINUED
                      OIL & GAS--CONTINUED
 $            675,000 United Meridian Corp., Sr. Sub. Note, 10.375%,         $      734,063
                      10/15/2005
              300,000 (a)United Refining Co., Sr. Note, 10.75%, 6/15/2007           298,500
              250,000 (a)XCL, Ltd., Unit, 13.50%, 5/1/2004                          256,250
                       Total                                                      4,894,563
                      PRINTING & PUBLISHING--2.3%
              750,000 Affiliated Newspaper Investments, Inc., Sr. Disc.
                      Note, 0/13.25%,
                      7/1/2006                                                      680,625
              150,000 Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%,         167,250
                      7/1/2004
              200,000 Hollinger International Publishing, Inc., Sr. Sub.
                      Note, 9.25%,
                      2/1/2006                                                      205,000
              350,000 Hollinger International Publishing, Inc., Sr. Sub.
                      Note, 9.25%,
                      3/15/2007                                                     360,500
              250,000 K-III Communications Corp., Company Guarantee, Series
                      B, 8.50%,
                      2/1/2006                                                      252,825
              450,000 Petersen Publishing Co., L.L.C., Sr. Sub. Note,               504,000
                      11.125%, 11/15/2006
              125,000 (a)Von Hoffmann Press, Inc., Sr. Sub. Note, 10.375%,          130,625
                      5/15/2007
                       Total                                                      2,300,825
                      REAL ESTATE--0.4%
              335,000 Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005            378,550
                      RETAILERS--0.8%
              425,000 Brylane Capital Corp., Sr. Sub. Note, 10.00%,                 456,875
                      9/1/2003
              325,000 (a)Leslie's Poolmart, Inc., Sr. Note, 10.375%,                334,750
                      7/15/2004
                       Total                                                        791,625
                      SERVICES--1.4%
              300,000 Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                  332,250
              600,000 Intertek Finance PLC, Sr. Sub. Note, 10.25%,                  628,500
                      11/1/2006
              450,000 KinderCare Learning Centers, Inc., Sr. Sub. Note,             435,375
                      9.50%, 2/15/2009
                       Total                                                      1,396,125

FEDERATED HIGH INCOME BOND FUND II

   PRINCIPAL
    AMOUNT                                                                         VALUE
 CORPORATE BONDS--CONTINUED
                      STEEL--2.1%
 $            375,000 Acme Metals, Inc., Sr. Secd. Disc. Note, 0/13.50%,     $      418,125
                      8/1/2004
              300,000 Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001            304,500
              400,000 EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                393,000
              500,000 GS Technologies Operating Co., Inc., Sr. Note,                540,000
                      12.00%, 9/1/2004
              225,000 GS Technologies Operating Co., Inc., Sr. Note,                246,938
                      12.25%, 10/1/2005
              200,000 Republic Engineered Steel, Inc., 1st Mtg. Note,               186,750
                      9.875%, 12/15/2001
                       Total                                                      2,089,313
                      SURFACE TRANSPORTATION--2.8%
              425,000 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%,         434,562
                      11/15/2005
              350,000 (a)Chemical Leaman Corp., Sr. Note, 10.375%, 6/15/2005        357,875
              500,000 Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004         555,000
              500,000 Statia Terminals International N.V., 1st Mtg. Note,
                      11.75%,
                      11/15/2003                                                    530,000
              750,000 Stena AB, Sr. Note, 10.50%, 12/15/2005                        823,125
              200,000 Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                193,000
                       Total                                                      2,893,562
                      TELECOMMUNICATIONS & CELLULAR--10.8%
              350,000 American Communications Services Inc., Sr. Disc.
                      Note, 0/12.75%,
                      4/1/2006                                                      197,750
              250,000 Arch Communications Group, Inc., Sr. Disc. Note,
                      0/10.875%,
                      3/15/2008                                                     133,125
            1,050,000 Brooks Fiber Properties, Inc., Sr. Disc. Note,                719,250
                      0/10.875%, 3/1/2006
              525,000 Brooks Fiber Properties, Inc., Sr. Disc. Note,                343,875
                      0/11.875%, 11/1/2006
              575,000 Cellular Communications International, Inc., Sr.
                      Disc. Note, 13.25%
                      accrual, 8/15/2000                                            442,750
              350,000 (a)Cellular Communications of Puerto Rico, Inc., Sr.
                      Sub. Note, 10.00%,
                      2/1/2007                                                      346,500
              500,000 (a)Comcast Cellular Holdings, Inc., Sr. Note, 9.50%,          506,250
                      5/1/2007
            1,400,000 Intermedia Communications of Florida, Inc., Sr. Disc.
                      Note,
                      0/12.50%, 5/15/2006                                           980,000

FEDERATED HIGH INCOME BOND FUND II

   PRINCIPAL
    AMOUNT                                                                         VALUE
 CORPORATE BONDS--CONTINUED
                      TELECOMMUNICATIONS & CELLULAR--CONTINUED
 $            900,000 (a)McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007      $    576,000
            1,000,000 Millicom International Cellular S.A., Sr. Disc. Note,
                      0/13.50%,
                      6/1/2006                                                      723,750
              175,000 NEXTEL Communications, Inc., Sr. Disc. Note,                  153,125
                      0/11.50%, 9/1/2003
              600,000 NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.75%,         465,000
                      8/15/2004
              250,000 Nextlink Communications, L.L.C., Sr. Note, Series AI,
                      12.50%,
                      4/15/2006                                                     268,750
              425,000 Paging Network, Inc., Sr. Sub. Note, 10.00%,                  410,125
                      10/15/2008
              500,000 Paging Network, Inc., Sr. Sub. Note, 10.125%,                 487,500
                      8/1/2007
              400,000 PanAmSat, L.P., Sr. Sub. Disc. Note, 0/11.375%,               390,000
                      8/1/2003
              300,000 PhoneTel Technologies, Inc., Sr. Note, 12.00%,                305,250
                      12/15/2006
              650,000 (a)Qwest Communications International, Inc., Sr. Note,
                      10.875%,
                      4/1/2007                                                      708,500
              450,000 Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006            452,250
            1,350,000 Teleport Communications Group, Inc., Sr. Disc. Note,
                      0/11.125%,
                      7/1/2007                                                      968,625
               75,000 Teleport Communications Group, Inc., Sr. Note,                 79,875
                      9.875%, 7/1/2006
              500,000 (a)Telesystem International Wireless, Inc., Sr. Disc.
                      Note, 0/13.25%,
                      6/30/2007                                                     266,875
              350,000 USA Mobile Communications, Inc., Sr. Note, 9.50%,             329,000
                      2/1/2004
              700,000 Vanguard Cellular Systems, Inc., Deb., 9.375%,                710,500
                      4/15/2006
                       Total                                                     10,964,625
                      UTILITIES--2.2%
              325,000 CalEnergy Co., Inc., Sr. Note, 9.50%, 9/15/2006               349,375
            1,400,000 California Energy Co., Inc., Sr. Note, 10.25%,              1,515,500
                      1/15/2004
              350,000 El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011          387,446
                       Total                                                      2,252,321
                       TOTAL CORPORATE BONDS (IDENTIFIED COST $87,639,287)       90,839,088

FEDERATED HIGH INCOME BOND FUND II

SHARES                                                                         VALUE
 PREFERRED STOCKS--4.5%
                      BANKING--0.3%
               10,000 California Federal Preferred Capital Corp., REIT
                      Perpetual Pfd.
                      Stock, Series A, $2.28                                 $      258,125
                      BROADCAST RADIO & TV--2.5%
                6,298 American Radio Systems Corp., Cumulative Exchangeable
                      Pfd.
                      Stock, $11.38                                                 673,924
                2,500 (a)Capstar Broadcasting Partners, Sr. Pfd., $12.00            252,500
                2,500 Chancellor Broadcasting Co., Cumulative PIK Pfd.,             326,250
                      12.25%
                5,700 (a)Chancellor Broadcasting Co., Exchangeable Pfd.             655,500
                      Stock, $12.00
                1,000 SFX Broadcasting, Inc., Exchangeable Pfd. Stock,              108,500
                      Series E
                4,400 (a)Sinclair Broadcast Group, Inc., Pfd., Series A,            466,400
                      $11.63
                       Total                                                      2,483,074
                      CABLE TELEVISION--0.4%
                  400 Pegasus Communications Corp., Unit, Series A, 12.75%          394,000
                      INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%
                  150 (a)Fairfield Manufacturing Co., Inc., Exchangeable
                      Pfd. Stock,
                      Series A, $11.25                                              151,500
                      PRINTING & PUBLISHING--0.7%
                3,551 K-III Communications Corp., Cumulative PIK Pfd.,              388,865
                      Series B, 11.625%
                3,500 K-III Communications Corp., Pfd., Series D, $10.00            356,125
                       Total                                                        744,990
                      TELECOMMUNICATIONS & CELLULAR--0.2%
                  170 PanAmSat Corp., PIK Pfd., 12.75%                              208,321
                      UTILITIES--0.3%
                2,866 El Paso Electric Co., PIK Pfd., Series A, 11.40%              323,966
                       TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,148,230)        4,563,976

FEDERATED HIGH INCOME BOND FUND II

SHARES                                                                         VALUE
 COMMON STOCKS--0.0%
                       BROADCAST RADIO & TV--0.0%
                  800 (b)Sullivan Broadcast Holdings Inc., Class B             $      8,000
                       BUSINESS EQUIPMENT & SERVICES--0.0%
                  300 (a)Electronic Retailing Systems International, Inc.,            1,200
                      Warrants, 2/1/2004
                      CABLE TELEVISION--0.0%
                  200 Australis Holdings Pty Limited, Warrants                            0
                  338 (b)Pegasus Communications Corp.                                 3,765
                  450 (b)Wireless One, Inc., Warrants, 10/19/2000                         0
                       Total                                                          3,765
                       CHEMICALS & PLASTICS--0.0%
                  425 (b)Sterling Chemicals Holdings, Inc., Warrants,                14,874
                      1/1/2008
                      CONSUMER PRODUCTS--0.0%
                   50 (b)Hosiery Corp. of America, Inc.                                 375
                      ECOLOGICAL SERVICES & EQUIPMENT--0.0%
                  960 (b)ICF Kaiser International, Inc., Warrants,                      240
                      12/31/1998
                      PRINTING & PUBLISHING--0.0%
                   50 (b)Affiliated Newspaper Investments, Inc.                       5,025
                      STEEL--0.0%
                  100 (a)(b)Bar Technologies, Inc., Warrants, 4/1/2001                4,500
                      TELECOMMUNICATIONS & CELLULAR--0.0%
                  375 (b)Cellular Communications International, Inc.,                 3,750
                      Warrants, 1/1/2000
                       TOTAL COMMON STOCKS (IDENTIFIED COST $11,483)                 41,729

FEDERATED HIGH INCOME BOND FUND II

   PRINICPAL
    AMOUNT                                                                         VALUE
U.S. TREASURY--1.4%
                      TREASURY NOTES--1.4%
 $          1,500,000 5.75%, 8/15/2003 (IDENTIFIED COST $1,414,453)          $     1,448,670
 (C)REPURCHASE AGREEMENT--3.1%
            3,165,000 BT Securities Corporation, 6.00%, dated 6/30/1997, due 7/1/1997
                      (AT AMORTIZED COST)                                          3,165,000
                       TOTAL INVESTMENTS (IDENTIFIED COST $96,378,453)(D)    $   100,058,463



(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 1997, these securities amounted to $14,734,788 which represents 14.5% of total net assets.

(b) Non-income producing security.

    Mid-American and certain of it subsidiaries ( the "Debtors") filed for relief under the provisions of Chapter 11 Bankruptcy Code on January 21, 1997. The Debtors and USA Waste Services, Inc. ("USA") and certain of its affiliates subsequently closed on an Asset Purchase Agreement pursuant to which USA acquired substantially all the Debtors' assets. A proposed liquidating plan of reorganization has been filed. In addition, a group of subordinated bondholders, which includes various funds managed by Federated, has retained counsel and has filed suit for legal claims involving fraud, misrepresentations and securities law violations regarding Mid-American.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $96,378,453. The net unrealized appreciation of investments on a federal tax basis amounts to $3,680,010 which is comprised of $4,201,466 appreciation and $521,456 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($101,382,187) at June 30, 1997.

The following acronyms are used throughout this portfolio:

LLC --Limited Liability Corporation
LP --Limited Partnership
PIK --Payment in Kind
PLC --Public Limited Company
REIT --Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and
 tax cost $96,378,453)                                                               $  100,058,463
 Cash                                                                                        39,713
 Income receivable                                                                        1,786,239
 Receivable for investments sold                                                             52,092
   Total assets                                                                         101,936,507
 LIABILITIES:
 Payable for investments purchased                                      $  536,956
 Accrued expenses                                                           17,364
   Total liabilities                                                                        554,320
 NET ASSETS for 9,796,234 shares outstanding                                         $  101,382,187
 NET ASSETS CONSIST OF:
 Paid in capital                                                                     $   97,381,220
 Net unrealized appreciation of investments                                               3,680,010
 Accumulated net realized gain on investments                                               226,201
 Undistributed net investment income                                                         94,756
   Total Net Assets                                                                  $  101,382,187
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $101,382,187 / 9,796,234 shares outstanding                                                 $10.35

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND II
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                             $     88,699
 Interest                                                                                 3,846,123
      Total income                                                                        3,934,822
 EXPENSES:
 Investment advisory fee                                                $    239,427
 Administrative personnel and services fee                                    61,987
 Custodian fees                                                                5,007
 Transfer and dividend disbursing agent fees and expenses                     12,619
 Directors'/Trustees' fees                                                       980
 Auditing fees                                                                 5,133
 Legal fees                                                                    1,549
 Portfolio accounting fees                                                    31,435
 Share registration costs                                                      6,710
 Printing and postage                                                         20,000
 Insurance premiums                                                            1,749
 Miscellaneous                                                                 7,500
      Total expenses                                                         394,096
      Waiver of investment advisory fee                                      (73,065)
           Net expenses                                                                     321,031
                    Net investment income                                                 3,613,791
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                           228,400
 Net change in unrealized appreciation of investments                                     1,300,295
      Net realized and unrealized gain on investments                                     1,528,695
           Change in net assets resulting from operations                              $  5,142,486

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                   ENDED        YEAR ENDED
                                                               (UNAUDITED)     DECEMBER 31,
                                                               JUNE 30, 1997       1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                        $   3,613,791   $  3,695,706
 Net realized gain on investments ($228,400 and $290,512,
 net gain, respectively, as computed for federal tax                228,400        290,512
 purposes)
 Net change in unrealized appreciation/depreciation               1,300,295      2,051,764
  Change in net assets resulting from operations                  5,142,486      6,037,982
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                        (3,628,830)    (3,613,374)
 Distributions from net realized gains                             (286,147)            --
  Change in net assets resulting from distributions to
  shareholders                                                   (3,914,977)    (3,613,374)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                    44,619,298     55,826,183
 Net asset value of shares issued to shareholders in
 payment of
 distributions declared                                           3,914,975      3,612,247
 Cost of shares redeemed                                        (14,422,905)   (15,984,743)
  Change in net assets resulting from share transactions         34,111,368     43,453,687
    Change in net assets                                         35,338,877     45,878,295
 NET ASSETS:
 Beginning of period                                             66,043,310     20,165,015
 End of period (including undistributed net investment
 income of $94,756 and $109,795, respectively)                $ 101,382,187   $ 66,043,310

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND II
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            SIX MONTHS
                                                               ENDED
                                                            (UNAUDITED)           YEAR ENDED
                                                             JUNE 30,            DECEMBER 31,
                                                               1997       1996       1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                          $10.24    $ 9.79    $ 8.87    $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                          0.45      0.88      0.85      0.75
  Net realized and unrealized gain (loss) on investments         0.16      0.45      0.89     (1.12)
  Total from investment operations                               0.61      1.33      1.74     (0.37)
 LESS DISTRIBUTIONS
  Distributions from net investment income                      (0.46)    (0.88)    (0.82)    (0.75)
  Distributions in excess of net investment income(d)              --       --        --      (0.01)
  Distributions from net realized gain on investments           (0.04)       --       --        --
  Total distributions                                           (0.50)    (0.88)    (0.82)    (0.76)
 NET ASSET VALUE, END OF PERIOD                                $10.35    $10.24    $ 9.79    $ 8.87
 TOTAL RETURN(B)                                                 6.07%    14.31%    20.38%    (3.73%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                       0.80%*    0.80%     0.80%     0.41%*
  Net investment income                                          9.06%*    9.23%     9.27%     9.11%*
  Expense waiver/reimbursement(c)                                0.18%*    0.59%     3.40%    10.01%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                    $101,382   $66,043   $20,165     $1,457
  Portfolio turnover                                               17%      51%        48%       18%

* Computed on an annualized basis.

(a) Reflects operations for the period from February 2, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (the start of business) to February 1, 1994, the fund had no public investment.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS-- Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  RESTRICTED SECURITIES-- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  Additional information on each restricted security held at June 30, 1997 is as follows:

   SECURITY                                                   ACQUISITION DATE      ACQUISITION COST
   Allied Waste Industries, Inc.                             5/1/1997 - 5/8/1997            $ 416,707
   Allied Waste North America, Inc.                        11/25/1996 - 4/23/1997             881,000
   American Builders & Contractors Supply Co., Inc.          5/2/1997 - 5/8/1997              250,750
   Bar Technologies, Inc.                                         8/28/1996                     5,588
   Capstar Broadcasting Partners, Prf.                            6/11/1997                   250,000
   Capstar Radio Broadcasting Partners                            6/11/1997                   199,212
   Cellular Communications of Puerto Rico, Inc.             1/18/1997 - 2/3/1997              350,375
   Chancellor Broadcasting Co., Prf.                        1/17/1997 - 6/2/1997              590,700
   Chancellor Radio Broadcasting Co.                              6/18/1997                   247,218
   Chemical Leaman Corp.                                          1/10/1997                   356,156
   Collins & Aikman Floorcoverings, Inc.                    1/29/1997 - 1/30/1997             201,625
   Comcast Cellular Holdings, Inc.                                5/5/1997                    499,185
   Continental Global Group, Inc.                                 3/26/1997                   300,000
   DiGiorgio Corp.                                                6/13/1997                   150,000
   Diamond Cable Communications, PLC                        2/27/1997 - 5/1/1997            1,223,810
   Electronic Retailing Systems International, Inc.
   Warrants                                                       6/17/1997                         0
   Electronic Retailing Systems International, Inc.               1/21/1997                   215,448
   Fairchild Semiconductor Corp.                            3/6/1997 - 4/28/1997              502,813
   Fairfield Manufacturing Co., Inc.                        6/20/1995 - 1/16/1997             250,563
   SECURITY                                                   ACQUISITION DATE      ACQUISITION COST
   Falcon Building Products, Inc., 0/10.50%                       6/5/1997                  $ 180,671
   Falcon Building Products, Inc., 9.50%                          6/5/1997                    150,000
   Foamex L.P.                                                    5/29/1997                   100,000
   GFSI, Inc.                                               2/20/1997 - 5/20/1997             454,125
   Glenoit Corp.                                            3/16/1997 - 6/18/1997             457,490
   KSL Recreation Group, Inc.                                     4/24/1997                   150,000
   Leslie's Poolmart, Inc.                                  6/6/1997 - 6/10/1997              328,563
   MBW Foods, Inc.                                           2/5/1997 - 2/6/1997              303,750
   MMI Products, Inc.                                       4/11/1997 - 5/23/1997             536,750
   McLeod, Inc.                                             2/27/1997 - 5/1/1997              543,600
   Neenah Corp.                                             4/23/1997 - 4/30/1997             407,250
   Outdoor Systems, Inc.                                          6/17/1997                   495,920
   Oxford Automotive, Inc.                                        6/19/1997                   250,777
   Pacalta Resources Ltd.                                         6/13/1997                   100,000
   Petsec Energy, Inc.                                            6/6/1997                    149,426
   Qwest Communications International, Inc.                 3/25/1997 - 4/18/1997             654,250
   Roller Bearing Co. of America, Inc.                            6/18/1997                   125,000
   Sinclair Broadcast Group, Inc., Pfd.                     3/5/1997 - 4/17/1997              438,800
   Sinclair Broadcast Group, Inc.                                 6/25/1997                   243,575
   TCI Satellite Entertainment, Inc., 0/12.25%                    2/14/1997                   129,884
   TCI Satellite Entertainment, Inc., 10.875%                     3/27/1997                   176,500
   Telesystem International Wireless, Inc.                        6/24/1997                   263,357
   Therma-Wave, Inc.                                              5/9/1997                     50,000
   United Refining Co.                                            6/4/1997                    300,875
   Viasystems, Inc.                                               6/2/1997                    225,000
   Von Hoffmann Press, Inc.                                       5/15/1997                   125,000
   XCL, Ltd.                                                      5/13/1997                   250,000

  INVESTMENT RISKS-- Although the Fund has a diversified portfolio, the Fund has 89.6% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities are accomplished by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly great for the holders of high-yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund held a defaulted security with the value of $115,875, representing 0.11% of the Fund's net assets at June 30, 1997.

  USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                          SIX MONTHS       YEAR ENDED
                                                                             ENDED         DECEMBER 31,
                                                                         JUNE 30, 1997         1996
 Shares sold                                                                4,366,366       5,638,009
 Shares issued to shareholders in payment of distributions declared           382,982         365,049
 Shares redeemed                                                          (1,403,122)      (1,611,816)
  Net change resulting from share transactions                              3,346,226       4,391,242

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE-- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES-- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES-- Organizational expenses of $16,313 and start-up administrative service expenses of $31,507 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five-year period following effective date. For the period ended June 30, 1997, the Fund paid $4,350 and $8,402, respectively, pursuant to this agreement.

  GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

  Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

  PURCHASES     $43,034,589
  SALES         $13,018,697

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED HIGH INCOME BOND FUND II

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 1997

FEDERATED INSURANCE SERIES


[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Cusip 313916306
G00433-02 (8/97)

[Graphic]



PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated International Equity Fund II, a portfolio of Federated Insurance Series.

The report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings as well as its financial statements.

This international stock fund is managed for capital appreciation by investing in large, successful corporations outside the United States.* At the end of the reporting period, the fund's $27.8 million portfolio was invested in 26 countries across more than 183 issues. Corporations in Japan represented approximately 27% of the portfolio, and corporations in the United Kingdom represented approximately 14% of fund assets. These were the two largest commitments made by the fund's manager.

During the reporting period, the international stock market and Federated International Equity Fund II continued to turn in solid total return performances, although not matching that of the soaring U.S. equity market. The fund's total return was 11.97% over the six-month reporting period.** Contributing to the total return were dividends totaling $0.01 per share and a net asset value increase of 12%.

Thank you for joining the growing number of Federated International Equity Fund II shareholders who have broadened their equity assets internationally.

As always, we welcome your comments and suggestions.

Sincerely,
[Graphic]
J. Christopher Donahue
President
August 15, 1997

* Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

INVESTMENT REVIEW

During the six-month reporting period, international stocks continued to experience positive performance, but lagged the spectacular returns of U.S. stocks. The international stock markets performed particularly well during the last three months of the six-month reporting period, with the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE")* showing a gain of 12.98% for the April-June period following a decline of 1.6% in the January-March period. Major events during the last three months of strong performance included a good showing by the Japanese equity market, which rose 14.3% in local currency terms and by 23.7% in U.S.
dollar terms.

In this environment, Federated International Equity Fund II produced a six-month total return of 11.97%.** These returns were slightly higher than the 11.21% return of the fund's benchmark, the EAFE index, for the same period.

The fund's performance was strong across most of its portfolio, with notable gains from the fund's holdings in Japan and Latin America. Our strategy of seeking out fundamentally strong companies trading at attractive valuations has remained consistent. This search led us to add MATSUSHITA COMMUNICATION INDUSTRIAL, a leading supplier of cellular phones and other telecommunications equipment to the Japanese market, to the fund. We also purchased RHONE POULENC RORER, the pharmaceutical subsidiary of the French chemical giant RHONE POULENC, which bid for the remainder of the company near the end of the quarter.

At the end of the reporting period, the fund's portfolio was diversified across the following countries.

                      PERCENTAGE                      PERCENTAGE
 COUNTRY             OF PORTFOLIO     COUNTRY        OF PORTFOLIO
 Japan                  27.17%      Portugal             1.71%
 United Kingdom         13.98%      Singapore            1.34%
 Germany                 8.11%      Korea                1.17%
 Switzerland             7.35%      Norway               1.16%
 United States           5.98%      Argentina            1.13%
 France                  5.80%      Malaysia             1.02%
 Hong Kong               4.46%      Denmark              0.56%
 Sweden                  3.03%      Finland              0.45%
 Italy                   2.80%      New Zealand          0.43%
 Brazil                  2.74%      Belgium              0.22%
 Australia               2.47%      Colombia             0.13%
 Mexico                  2.26%      Indonesia            0.13%
 Spain                   2.20%      Chile                0.10%
 Netherlands             2.10%

* The Morgan Stanley Capital International Europe, Australia, and Far East Index is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. This index is unmanaged and investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

The top ten holdings were as follows:

                                                             PERCENTAGE
 NAME                                       COUNTRY          OF ASSETS
 Nippon Telegraph & Telephone Corp.         Japan              1.66%
 Shokoh Fund & Co.                          Japan              1.63%
 Astra AB, Class A                          Sweden             1.40%
 China EB-IHD Holdings Ltd.                 Hong Kong          1.35%
 Woodside Petroleum Ltd.                    Australia          1.30%
 Volkswagen AG                              Germany            1.24%
 UBS - Union Bank of Switzerland            Switzerland        1.23%
 Matsushita Communication                   Japan              1.21%
 Bridgestone Corp.                          Japan              1.17%
 Groupe Danon BSN SA                        France             1.15%

Total Percentage of Portfolio (Assets) 13.34%

Looking ahead, the economic recovery in Europe, accompanied by continued slow growth in Japan -- as well as strong growth throughout the developing economies -- should bode well for company earnings in most parts of the world. We believe that inflation should remain low and interest rates, with a few exceptions like the U.K., will remain subdued. Politics are an issue, with the coming to power of the Labour Party in the U.K. and the socialists in France, but left leaning politicians will find the current financial environment very unforgiving of policies that violate market principles.

With the rise in equity markets around the world, valuations have increased virtually everywhere, but this should not be surprising in an environment of declining inflation. We will continue to focus the fund on fundamentally strong companies that are attractively valued given the long-term prospects for the business. One of the areas that has continued to attract our attention is Continental Europe, where corporations are continuing to restructure their businesses and managements are paying increasing attention to shareholder value.

FEDERATED INTERNATIONAL EQUITY FUND II
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- 92.5%
 ARGENTINA -- 1.1%
                     METALS - STEEL -- 0.2%
              21,000 (a)Acindar Industria Argentina de Aceros SA                                    $       53,768
                     REAL ESTATE -- 0.1%
                 502 (a)IRSA Inversiones y Representaciones S.A., GDR                                       21,963
                     TELECOMMUNICATIONS -- 0.8%
               2,200 (a)Telecom Argentina S.A., ADR                                                        115,500
               3,600 Telefonica de Argentina S.A., ADR                                                     124,650
                      Total                                                                                240,150
                      TOTAL ARGENTINA                                                                      315,881
 AUSTRALIA -- 2.5%
                     BANKING -- 0.4%
              18,616 St. George Bank Ltd.                                                                  123,948
                     BROADCASTING & PUBLISHING -- 0.0%
                 238 (a)News Corp., Ltd.                                                                    1,142
                     ENERGY - OIL & GAS -- 0.7%
              43,875 Santos Limited                                                                        184,693
                     ENERGY SOURCES -- 1.3%
              42,000 Woodside Petroleum Ltd.                                                               361,853
                     LEISURE & TOURISM -- 0.1%
              11,000 (a)Aristocrat Leisure Ltd.                                                             21,864
                      TOTAL AUSTRALIA                                                                      693,500
 BELGIUM -- 0.2%
                     MERCHANDISING -- 0.2%
               1,200 Delhaize-Le Lion                                                                       63,035
                      TOTAL BELGIUM                                                                         63,035

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 BRAZIL -- 0.7%
                     TELECOMMUNICATIONS -- 0.7%
           1,458,000 (a)Telecomunicacoes Brasileiras SA                                             $      197,731
              15,034 (a)Telecomunicacoes de Sao Paulo SA                                                     4,909
                      TOTAL BRAZIL                                                                         202,640
 CHILE -- 0.1%
                     BANKING -- 0.1%
                 400 (a)Banco BHIF, ADR                                                                      8,450
                 300 (a)Banco de A. Edwards, ADR                                                             6,263
                      Total                                                                                 14,713
                     ENERGY EQUIPMENT & SERVICES -- 0.0%
                 250 (a)(b)Chilectra S.A., ADR                                                               7,195
                     METALS - NON FERROUS -- 0.0%
                 100 Sociedad Quimica Y Minera De Chile, ADR                                                 6,613
                      TOTAL CHILE                                                                           28,521
 COLOMBIA -- 0.1%
                     BANKING -- 0.1%
                 700 Banco Ganadero SA, ADR                                                                 25,200
                 700 Banco Industrial Colombiano, ADR                                                       12,600
                      TOTAL COLOMBIA                                                                        37,800
 DENMARK -- 0.6%
                     BANKING -- 0.4%
                 530 Den Danske Bank                                                                        51,564
                 900 Unidanmark, Class A                                                                    50,558
                      Total                                                                                102,122
                     HEALTH & PERSONAL CARE -- 0.2%
                 500 Novo-Nordisk, Class B                                                                  54,519
                      TOTAL DENMARK                                                                        156,641

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 FINLAND -- 0.5%
                     ELECTRICAL & ELECTRONICS -- 0.5%
               1,700 Nokia AB-A                                                                   $        126,991
                      TOTAL FINLAND                                                                        126,991
 FRANCE -- 5.9%
                     BANKING -- 1.6%
                 720 CLF-Dexia France                                                                       70,080
               4,526 Compagnie Financiere de Paribas, Class A                                              312,685
               1,346 Credit Commerical De France                                                            57,031
                      Total                                                                                439,796
                     ELECTRONIC COMPONENTS, INSTRUMENTS -- 0.3%
               1,518 Schneider SA                                                                           80,799
                     ENERGY SOURCES -- 0.3%
                 800 Total SA-B                                                                             80,862
                     FOOD & HOUSEHOLD PRODUCTS -- 1.2%
               1,940 Group Danon                                                                           320,544
                     HEALTH & PERSONAL CARE -- 1.3%
               2,100 Rhone-Poulenc Rorer, Inc.                                                             190,838
               1,300 Synthelabo                                                                            169,228
                      Total                                                                                360,066
                     INSURANCE -- 0.9%
               2,300 AXA                                                                                   143,048
               3,060 Scor SA                                                                               123,198
                      Total                                                                                266,246
                     LEISURE & TOURISM -- 0.3%
                 528 Accor SA                                                                               79,065
                      TOTAL FRANCE                                                                       1,627,378

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 GERMANY -- 7.9%
                     AUTOMOBILE -- 2.1%
               2,780 (a)Daimler Benz AG                                                             $      225,543
                 450 Volkswagen AG                                                                         344,963
                      Total                                                                                570,506
                     BANKING -- 1.9%
               8,700 Bankgesellschaft Berlin AG                                                            182,071
               3,750 (a)Commerzbank AG, Frankfurt                                                          106,215
               1,860 Deutsche Bank, AG                                                                     108,672
               3,280 Dresdner Bank Ag, Frankfurt                                                           113,402
                      Total                                                                                510,360
                     CHEMICALS -- 0.3%
               2,300 Bayer AG                                                                               88,381
                     ELECTRICAL & ELECTRONICS -- 0.3%
               1,630 Siemens AG                                                                             96,776
                     ELECTRONIC COMPONENTS, INSTRUMENTS -- 0.3%
               3,800 (a)Rofin-Sinar Technologies, Inc.                                                      72,675
                     FOOD & HOUSEHOLD PRODUCTS -- 0.0%
                  58 (a)Henkel KGAA                                                                          3,076
                     HEALTH & PERSONAL CARE -- 0.7%
               1,750 Schering AG                                                                           186,980
                     MACHINERY & ENGINEERING -- 1.7%
                 120 Linde AG                                                                               91,853
                 227 Mannesmann SA                                                                         101,129
               1,200 Thyssen AG                                                                            284,158
                      Total                                                                                477,140
                     UNASSIGNED -- 0.5%
                 310 Viag AG                                                                               140,949

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 GERMANY -- CONTINUED
                     UTILITIES - ELECTRICAL & GAS -- 0.1%
                 950 RWE AG                                                                       $         40,852
                      TOTAL GERMANY                                                                      2,187,695
 HONG KONG -- 4.5%
                     BANKING -- 0.3%
               3,000 HSBC Holdings PLC                                                                      90,225
                     ENGINEERING -- 0.3%
             262,000 (a)Jiangsu Expressway, Class H                                                         93,000
                     MERCHANDISING -- 1.4%
             126,000 China EB-IHD Holdings Ltd.                                                            376,505
                     MULTI-INDUSTRY -- 0.4%
              12,000 Hutchison Whampoa                                                                     103,778
                     REAL ESTATE -- 2.1%
              16,000 (a)Cheung Kong                                                                        157,991
              23,000 China Resources Enterprises Ltd.                                                      112,813
              35,000 Great Eagle Holdings                                                                  115,427
              18,000 (a)New World Development Co. Ltd.                                                     107,341
              88,000 Sino Land Co.                                                                          95,414
                      Total                                                                                588,986
                      TOTAL HONG KONG                                                                    1,252,494
 INDONESIA -- 0.1%
                     FINANCIAL SERVICES -- 0.1%
              23,500 (a)PT Putra Surya Multidana                                                            37,443
                      TOTAL INDONESIA                                                                       37,443
 ITALY -- 2.8%
                     AUTOMOBILE -- 0.8%
             140,000 Magneti Marelli SPA                                                                   236,413

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 ITALY -- CONTINUED
                     BANKING -- 0.1%
               6,500 Bca Pop Di Milano                                                            $         38,952
                     FINANCIAL SERVICES -- 0.5%
              68,000 Credito Italiano                                                                      124,431
                     MERCHANDISING -- 0.5%
              25,500 La Rinascente S.P.A.                                                                  141,711
                     TELECOMMUNICATIONS -- 0.9%
              22,000 Stet Societa Finanziaria Telefonica SPA                                               128,150
              36,000 Telecom Italia Mobile SpA                                                             116,500
                      Total                                                                                244,650
                      TOTAL ITALY                                                                          786,157
 JAPAN -- 27.4%
 AUTOMOBILE -- 0.7%
              23,000 Sanden Corp.                                                                          192,637
                     BANKING -- 2.5%
               8,000 Mitsubishi Trust & Banking Corp., Tokyo                                               126,330
              18,000 Sumitomo Bank Ltd., Osaka                                                             295,236
              26,000 (a)Sumitomo Trust & Banking                                                           279,009
                      Total                                                                                700,575
                     BROADCASTING & PUBLISHING -- 0.1%
               7,000 Ikegami Tsushinki                                                                      40,612
                     CONSTRUCTION & HOUSING -- 0.5%
              13,000 Hitachi Construction Machinery Co. Ltd.                                               125,894
                     DATA PROCESSING & REPRODUCTION -- 1.4%
              19,000 Fujitsu Ltd.                                                                          263,567
               4,000 I-O Data Device, Inc.                                                                 132,612
                      Total                                                                                396,179

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 JAPAN -- CONTINUED
                     ELECTRICAL & ELECTRONICS -- 3.0%
              12,000 Aiwa Co. Ltd.                                                                $        275,345
              12,000 Hitachi Ltd.                                                                          134,008
              12,000 Japan Radio Co.                                                                       131,914
              14,000 NEC Corp.                                                                             195,428
               1,000 Rohm Co.                                                                              102,949
                      Total                                                                                839,644
                     ELECTRONIC COMPONENTS, INSTRUMENTS -- 3.7%
               3,000 Hirose Electric                                                                       205,723
               4,000 Kyocera Corp.                                                                         317,571
               4,800 Noritsu Koki Co. Ltd.                                                                 236,608
              16,000 Taiyo Yuden Co.                                                                       263,828
                      Total                                                                              1,023,730
                     FINANCIAL SERVICES -- 1.6%
               1,500 Shokoh Fund & Co.                                                                     454,109
                     HEALTH & PERSONAL CARE -- 1.6%
               6,000 Sankyo Co. Ltd.                                                                       201,536
               9,000 Takeda Chemical Industries                                                            252,835
                      Total                                                                                454,371
                     INDUSTRIAL COMPONENTS -- 1.2%
              14,000 (a)Bridgestone Corp.                                                                  324,900
                     INSURANCE -- 1.0%
              41,000 Yasuda Fire & Marine Insurance Co.                                                    275,432
                     MERCHANDISING -- 2.3%
               1,600 (a)Autobacs Seven Co.                                                                 126,749
               4,000 Ito-Yokado Co., Ltd.                                                                  232,071
               8,000 Ministop Co. Ltd.                                                                     272,204
                      Total                                                                                631,024

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 JAPAN -- CONTINUED
                     PHARMACEUTICALS -- 0.7%
              11,000 Daiichi Pharmaceutical Co.                                                   $        193,858
                     REAL ESTATE -- 1.5%
              29,000 Sumitomo Reality & Dev.                                                               255,540
              39,000 Tokyu Land Corp.                                                                      161,621
                      Total                                                                                417,161
                     RECREATION, OTHER CONSUMER GOODS -- 1.9%
               6,000 Fuji Photo Film Co.                                                                   241,319
               3,500 Nintendo Corp. Ltd.                                                                   293,143
                      Total                                                                                534,462
                     TELECOMMUNICATIONS -- 1.7%
              10,000 Matsushita Communication                                                              337,637
                  48 Nippon Telegraph & Telephone Corp.                                                    460,653
                      Total                                                                                798,290
                     TRANSPORTATION - SHIPPING -- 0.8%
             110,000 (a)Mitsui Osk Lines                                                                   226,487
                     UNASSIGNED -- 1.2%
                      TOTAL JAPAN                                                                        7,629,365
 KOREA -- 1.2%
                     AUTOMOBILE -- 0.1%
                 346 (a)Dongah Tire Ind.                                                                    20,534
                     BEVERAGE & TOBACCO -- 0.1%
                 270 Lotte Chilsung Beverage Co.                                                            33,294
                     BUILDING MATERIALS & COMPONENTS -- 0.5%
               5,200 (a)Hyundai Engineering & Construction Co.                                             133,514
                     ELECTRONIC COMPONENTS, INSTRUMENTS -- 0.4%
               2,200 (a)Samsung Display Devices                                                            123,349

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 KOREA -- CONTINUED
                     TELECOMMUNICATIONS -- 0.1%
               1,854 (a)SK Telecom Co. Ltd., ADR                                                    $       18,656
                      TOTAL KOREA                                                                          329,347
 MALAYSIA -- 1.0%
                     ENERGY SOURCES -- 0.4%
              27,000 Malakoff Bhd                                                                          117,670
                     FINANCIAL SERVICES -- 0.4%
              20,000 AMMB Holdings Bhd                                                                     124,406
                     MACHINERY & ENGINEERING -- 0.2%
              10,000 UMW Holdings Bhd                                                                       47,147
                      TOTAL MALAYSIA                                                                       289,223
 MEXICO -- 2.3%
                      BANKING -- 0.5%
             260,000 (a)Grupo Financiero Bancomer, S.A. de C.V., Class B                                   124,970
                     BEVERAGE & TOBACCO -- 0.5%
              11,000 Fomento Economico Mexicano, SA de C.V., Class B                                        65,467
               2,200 Pan American Beverage, Class A                                                         72,325
                      Total                                                                                137,792
                     METALS - STEEL -- 0.3%
               5,000 (a)Tubos de Acero de Mexico SA, ADR                                                    92,188
                     TELECOMMUNICATIONS -- 1.0%
               9,000 (a)Grup Iusacell S.A., ADR                                                            165,375
               2,400 Telefonos de Mexico, Class L, ADR                                                     114,600
                      Total                                                                                279,975
                      TOTAL MEXICO                                                                         634,925

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 NETHERLANDS -- 2.1%
                     CHEMICALS -- 0.4%
                 740 Akzo Nobel NV                                                                $        101,411
                     ENERGY SOURCES -- 0.6%
               3,440 Royal Dutch Petroleum                                                                 178,931
                     MULTI-INDUSTRY -- 0.3%
               1,127 (a)Hunter Douglas N.V.                                                                 95,883
                     RECREATION, OTHER CONSUMER GOODS -- 0.8%
               4,100 PolyGram NV                                                                           215,141
                      TOTAL NETHERLANDS                                                                    591,366
 NEW ZEALAND -- 0.4%
                     TELECOMMUNICATIONS -- 0.4%
              24,000 Telecom Corp. of New Zealand                                                          122,265
                      TOTAL NEW ZEALAND                                                                    122,265
 NORWAY -- 1.2%
                     ENERGY SOURCES -- 0.6%
               9,000 Saga Petroleum A.S., Class A                                                          170,687
                     UTILITIES - ELECTRICAL & GAS -- 0.6%
               6,300 Smedvig ASA, Class B                                                                  154,724
                      TOTAL NORWAY                                                                         325,411
 PORTUGAL -- 1.7%
                     ELECTRICAL & ELECTRONICS -- 0.7%
              10,750 (a)Electricidade de Portugal SA                                                       197,276
                     TELECOMMUNICATIONS -- 1.0%
               3,400 (a)(b)Telecel - Comunicacoes Pessoai                                                  282,029
                      TOTAL PORTUGAL                                                                       479,305

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 SINGAPORE -- 1.4%
                     BROADCASTING & PUBLISHING -- 0.1%
               1,000 Singapore Press Holdings Ltd.                                                $         20,144
                     ELECTRONIC COMPONENTS, INSTRUMENTS -- 0.5%
               8,000 (a)Creative Technology Ltd.                                                           136,000
                     FOOD & HOUSEHOLD PRODUCTS -- 0.5%
              40,800 (a)(b)Want Want Holdings                                                              135,456
                     REAL ESTATE -- 0.3%
               7,000 City Developments Ltd.                                                                 68,546
               6,000 (a)Straits Steamship Land Ltd.                                                         15,947
               1,500 (a)Straits Steamship Land Ltd., Warrants                                                1,364
                      Total                                                                                 85,857
                      TOTAL SINGAPORE                                                                      377,457
 SPAIN -- 2.2%
                     BEVERAGE & TOBACCO -- 0.5%
               3,300 Aguas De Barcelona                                                                    135,046
                     CONSTRUCTION & HOUSING -- 0.4%
                 880 Fomento de Construcciones y Contratas SA                                              112,217
                     ENERGY SOURCES -- 0.8%
               4,940 Repsol SA                                                                             208,865
                     INSURANCE -- 0.1%
                 760 Corp Mapfre SA                                                                         40,437
                     MACHINERY & ENGINEERING -- 0.2%
                 385 Zardoya-Otis SA                                                                        50,663
                     TELECOMMUNICATIONS -- 0.2%
               2,400 Telefonica de Espana                                                                   69,386
                      TOTAL SPAIN                                                                          616,614

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 SWEDEN -- 3.1%
                     BANKING -- 0.5%
              12,000 Skand Enskilda BKN, Class A                                                  $        129,533
                     BROADCASTING & PUBLISHING -- 0.4%
               4,250 Marieberg Tidnings AB, Class A                                                        105,488
                     HEALTH & PERSONAL CARE -- 1.4%
              20,986 Astra AB, Class A                                                                     390,677
                     INDUSTRIAL COMPONENTS -- 0.1%
                 900 Autoliv, Inc.                                                                          35,212
                     INSURANCE -- 0.4%
               2,680 Skandia Forsakrings AB                                                                 98,740
                     METALS - STEEL -- 0.3%
               7,800 Avesta Sheffield AB, Class                                                             90,246
                      TOTAL SWEDEN                                                                         849,896
 SWITZERLAND -- 7.4%
                     BANKING -- 1.5%
                 500 Credit Suisse Group                                                                    64,212
                 300 UBS - Union Bank of Switzerland                                                       343,151
                      Total                                                                                407,363
                     BEVERAGE & TOBACCO -- 0.7%
                 136 Richemont (Cie Fin)                                                                   196,548
                     CHEMICALS -- 0.9%
                 400 Clariant AG                                                                           258,904
                     FOOD & HOUSEHOLD PRODUCTS -- 0.2%
                  51 Nestle SA                                                                              67,278
                     HEALTH & PERSONAL CARE -- 1.8%
                 163 Novartis AG                                                                           260,577
                  25 (a)Roche Holding AG                                                                   226,113
                      Total                                                                                486,690

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 SWITZERLAND -- CONTINUED
                     INSURANCE -- 1.4%
                 180 Schw Rueckversicherungs                                                      $        254,589
                 315 Zurich Versicherungsgesellschaft                                                      125,353
                      Total                                                                                379,942
                     LEISURE & TOURISM -- 0.4%
                  32 Reiseburo Kuoni AG, Class B                                                           109,589
                     MULTI-INDUSTRY -- 0.1%
                 300 Oerlikon-Buhrle Holding AG                                                             35,137
                     TRANSPORTATION - AIRLINES -- 0.4%
                 100 (a)Sairgroup                                                                          112,055
                      TOTAL SWITZERLAND                                                                  2,053,506
 UNITED KINGDOM -- 14.1%
                     AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
              26,353 Rolls-Royce                                                                           100,498
                     BANKING -- 2.5%
              35,000 Bank of Scotland, Edinburgh                                                           224,982
              11,500 Barclays PLC                                                                          228,279
              24,000 Lloyds TSB Group PLC                                                                  246,598
                      Total                                                                                699,859
                     BEVERAGE & TOBACCO -- 0.7%
              17,000 Scottish & Newcastle PLC                                                              182,883
                     BUSINESS & PUBLIC SERVICES -- 0.4%
               7,700 Hyder PLC                                                                             103,865
                     CONSTRUCTION & HOUSING -- 0.4%
               7,400 Berkeley Group PLC                                                                     86,386
               6,583 Redland PLC                                                                            37,273
                      Total                                                                                123,659

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 UNITED KINGDOM -- CONTINUED
                     ELECTRICAL & ELECTRONICS -- 0.2%
               9,800 General Electric Co. PLC                                                     $         58,589
                     ENERGY SOURCES -- 0.9%
              20,600 British Petroleum Co. PLC                                                             256,260
                     FOOD & HOUSEHOLD PRODUCTS -- 0.7%
                 157 Grand Metropolitan PLC                                                                  1,514
              13,000 Reckitt & Colman PLC                                                                  194,191
                      Total                                                                                195,705
                     HEALTH & PERSONAL CARE -- 0.7%
               4,549 Smithkline Beecham Corp.                                                               83,747
               3,000 Zeneca Group                                                                           99,219
                      Total                                                                                182,966
                     LEISURE & TOURISM -- 0.9%
               7,000 Airtours PLC                                                                          135,455
              20,000 Rank Group PLC                                                                        126,729
                      Total                                                                                262,184
                     MISCELLANEOUS MATERIALS & COMMODITIES -- 0.3%
              10,170 Morgan Crucible Co. PLC                                                                75,535
                     MULTI-INDUSTRY -- 0.8%
               8,392 Tomkins PLC                                                                            36,336
              24,000 Unigate                                                                               193,042
                      Total                                                                                229,378
                     PHARMACEUTICALS -- 0.8%
              55,000 Medeva PLC                                                                            235,390
                     TELECOMMUNICATIONS -- 1.1%
              25,200 British Telecommunication PLC                                                         187,165
              23,000 Vodafone Group PLC                                                                    112,225
                      Total                                                                                299,390

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 COMMON STOCKS -- CONTINUED
 UNITED KINGDOM -- CONTINUED
                     UNASSIGNED -- 0.4%
              36,000 (a)LucasVarity PLC                                                             $      124,698
                     UTILITIES - ELECTRICAL & GAS -- 2.9%
              51,000 National Grid Group PLC                                                               184,299
              15,000 National Power Co. PLC                                                                130,393
              37,000 Scottish Power PLC                                                                    240,303
              32,600 Southern Electric PLC                                                                 239,957
                      Total                                                                                794,952
                      TOTAL UNITED KINGDOM                                                               3,925,811
                      TOTAL COMMON STOCKS (IDENTIFIED COST $22,597,329)                                 25,740,667
 PREFERRED STOCKS -- 2.4%
 BRAZIL -- 2.0%
                     ENERGY SOURCES -- 1.1%
           1,055,000 (a)Petroleo Brasileiro SA, Preference                                                 293,024
                     TELECOMMUNICATIONS -- 0.4%
             345,000 (a)Telecomunicacoes de Sao Paulo SA, Preference                                       112,644
                     UTILITIES - ELECTRICAL & GAS -- 0.5%
             270,000 Centrais Eletricas Brasileiras SA, Preference, Series B                               161,014
                      TOTAL BRAZIL                                                                         566,682
 GERMANY -- 0.4%
                     FOOD & HOUSEHOLD PRODUCTS -- 0.1%
                 322 Henkel KGAA, Pfd.                                                                      18,278
                     MACHINERY & ENGINEERING -- 0.3%
                 180 Gea AG, Vorzugsaktien                                                                  69,767
                      TOTAL GERMANY                                                                         88,045
                      TOTAL PREFERRED STOCKS (IDENTIFIED COST $389,445)                                    654,727

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                                                      VALUE IN
  SHARES                                                                                            U.S. DOLLARS
 (C)REPURCHASE AGREEMENT -- 6.0%
 $         1,680,000 BT Securities Corporation, 6.00%, dated 6/30/1997, due 7/1/1997
                     (AT AMORTIZED COST)                                                          $      1,680,000
                      TOTAL INVESTMENTS (IDENTIFIED COST $24,666,774)(D)                          $     28,075,394

(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 1997, these securities amounted to $424,680 which represents 1.5% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $24,666,774. The net unrealized appreciation of investments on a federal tax basis amounts to $3,408,620 which is comprised of $3,685,954 appreciation and $277,334 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($27,831,518) at June 30, 1997.

The following acronyms are used throughout this portfolio:

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
PLC -- Public Limited Company
SPA -- Standby Purchase Agreement

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERNATIONAL EQUITY FUND II
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $24,666,774)                  $   28,075,394
 Cash                                                                                                      5,493
 Income receivable                                                                                       104,784
 Receivable for investments sold                                                                         458,316
    Total assets                                                                                      28,643,987
 LIABILITIES:
 Payable for investments purchased                                                     $  742,916
 Net payable for foreign currency exchange contracts purchased                              5,932
 Payable for taxes withheld                                                                 9,215
 Accrued expenses                                                                          54,406
    Total liabilities                                                                                    812,469
 NET ASSETS for 2,230,237 shares outstanding                                                      $   27,831,518
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                  $   24,063,257
 Net unrealized appreciation of investments and translation of assets and
 liabilities in foreign currency                                                                       3,408,116
 Accumulated net realized gain on investments and foreign currency transactions                          208,015
 Undistributed net investment income                                                                     152,130
    Total Net Assets                                                                              $   27,831,518
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $27,831,518 / 2,230,237 shares outstanding                                                               $12.48

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERNATIONAL EQUITY FUND II
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $36,475)                                               $    241,971
 Interest                                                                                                 46,673
    Total income                                                                                         288,644
 EXPENSES:
 Investment advisory fee                                                                 $  106,760
 Administrative personnel and services fee                                                   61,987
 Custodian fees                                                                              43,905
 Transfer and dividend disbursing agent fees and expenses                                     9,724
 Directors'/Trustees' fees                                                                      676
 Auditing fees                                                                                6,284
 Legal fees                                                                                   6,155
 Portfolio accounting fees                                                                   29,534
 Share registration costs                                                                     1,624
 Printing and postage                                                                        17,254
 Insurance premiums                                                                           1,000
 Miscellaneous                                                                                4,804
    Total expenses                                                                          289,707
 Waivers and reimbursements --
    Waiver of investment advisory fee                                     $    (106,760)
    Reimbursement of other operating expenses                                   (48,950)
        Total waivers and reimbursements                                                   (155,710)
            Net expenses                                                                                 133,997
              Net investment income                                                                      154,647
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
 Net realized gain on investments and foreign currency transactions (net of foreign
 taxes withheld of $152)                                                                                 389,308
 Net change in unrealized appreciation of investments and translation of assets and
 liabilities in foreign currency                                                                       2,283,548
    Net realized and unrealized gain on investments and foreign currency                               2,672,856
        Change in net assets resulting from operations                                              $  2,827,503

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERNATIONAL EQUITY FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS
                                                                                    ENDED
                                                                                 (UNAUDITED)      YEAR ENDED
                                                                                   JUNE 30,      DECEMBER 31,
                                                                                     1997             1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                          $      154,647 $          94,720
 Net realized gain (loss) on investments and foreign currency transactions ($389,308 net gain and $155,662 net loss, respectively,
 as computed for federal tax purposes)                                                 389,308          (231,600)
 Net change in unrealized appreciation/depreciation of investments
 and translation of assets and liabilities in foreign currency                       2,283,548         1,010,299
   Change in net assets resulting from operations                                    2,827,503           873,419
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                              (25,486)          (31,449)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                        8,515,855        12,772,774
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                 25,486            31,448
 Cost of shares redeemed                                                            (1,263,556)         (654,035)
   Change in net assets resulting from share transactions                            7,277,785        12,150,187
     Change in net assets                                                           10,079,802        12,992,157
 NET ASSETS:
 Beginning of period                                                                17,751,716         4,759,559
 End of period (including undistributed net investment income
 of $152,130 and $22,969, respectively)                                         $   27,831,518 $      17,751,716

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERNATIONAL EQUITY FUND II
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    SIX MONTHS
                                                                       ENDED
                                                                    (UNAUDITED)           YEAR ENDED
                                                                      JUNE 30,           DECEMBER 31,
                                                                        1997         1996        1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                  $11.16       $10.35       $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                  0.06       0.11**         0.07
  Net realized and unrealized gain on investments and
  foreign currency                                                       1.27         0.75         0.28
  Total from investment operations                                       1.33         0.86         0.35
 LESS DISTRIBUTIONS
  Distributions from net investment income                             (0.01)       (0.05)           --
 NET ASSET VALUE, END OF PERIOD                                        $12.48       $11.16       $10.35
 TOTAL RETURN(B)                                                       11.97%        8.32%        3.50%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             1.25%*        1.25%       1.22%*
  Net investment income                                                1.44%*        0.89%       1.63%*
  Expense waiver/reimbursement(c)                                      1.45%*        3.05%      11.42%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                             $27,832      $17,752       $4,760
  Average commission rate paid(d)                                     $0.0047      $0.0030           --
  Portfolio turnover                                                     115%         103%          34%

* Computed on an annualized basis.

** Per share information presented is based upon the monthly average number of shares outstanding.

(a) Reflects operations for the period from May 5, 1995 (date of initial public investment) to December 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERNATIONAL EQUITY FUND II
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined.

  REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  At last fiscal year-end date, the Fund, for federal tax purposes, had a capital loss carryforward of $172,758, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION YEAR   EXPIRATION AMOUNT
       2003            $  17,096
       2004            $ 155,662

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  FOREIGN EXCHANGE CONTRACTS -- The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange risk. The Fund may enter into foreign currency exchange contracts as purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or crosshedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchanged contract is offset into a closing transaction or by delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

  At June 30, 1997, the Fund had outstanding foreign exchange contracts set forth below:

                                                             IN                       UNREALIZED
                          SETTLEMENT     CONTRACTS TO     EXCHANGE    CONTRACTS      APPRECIATION
   CONTRACTS PURCHASED       DATE      DELIVER/RECEIVE      FOR        AT VALUE     (DEPRECIATION)
   Italian Lira          7/1/1997 -      467,651,918     $  278,398   $  275,159     $   (3,239)
                           7/2/1997
   Japanese Yen            7/1/1997       14,597,172        129,064      127,353         (1,711)
   Portuguese Escudo       7/1/1997        7,699,662         44,123       43,745           (378)
                                                         $  451,585   $  446,257    $    (5,328)
   CONTRACTS SOLD
   French Franc            7/1/1997            5,879     $    1,001   $    1,000    $         1
   British Pound         7/1/1997 -          256,639        426,720      427,381           (661)
   Sterling                7/2/1997
   Singapore Dollar        7/3/1997           44,225         30,989       30,933             56
                                                         $  458,710   $  459,314    $      (604)
   Net Unrealized
   Depreciation on
   Foreign Exchange
   Contracts                                                                        $    (5,932)

  FOREIGN CURRENCY TRANSLATION -- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such reseals. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  Additional information on each restricted security held at June 30, 1997 is as follows:

   SECURITY                           ACQUISITION DATE    ACQUISITION COST
   Chilectra S.A., ADR                    2/28/1996        $      5,428
   Telecel -- Comunicacoes Pessoai      3/11/1997 -
                                          4/24/1997        $    287,906
   Want Want Holdings                   4/21/1997 -
                                          4/22/1997        $    116,200

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                         SIX MONTHS
                                                                            ENDED       YEAR ENDED
                                                                           JUNE 30,    DECEMBER 31,
                                                                             1997          1996
 Shares sold                                                                748,682     1,188,525
 Shares issued to shareholders in payment of distributions declared           2,349         3,009
 Shares redeemed                                                           (111,081)      (60,899)
                 Net change resulting from share transactions               639,950     1,130,635

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES -- Organizational expenses of $15,465 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended June 30, 1997, the Fund paid $2,835 pursuant to this agreement.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

PURCHASES   $29,815,867
SALES       $23,127,989

6. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
Matthew S. Hardin
  Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED INTERNATIONAL EQUITY FUND II
SEMI-ANNUAL REPORT TO SHAREHOLDERS
JUNE 30, 1997

                                         Federated Insurance Series
[Graphic]
Federated Securities Corp., Distributor
Cusip 313916603
G00433-06 (8/97)
[Graphic]



PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated Prime Money Fund II, a portfolio of Federated Insurance Series.

The report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings and its financial statements.

This high-quality money market mutual fund keeps your ready cash pursuing daily income while keeping your principal stable.* And, you have convenient, daily access to your money.

To provide a competitive daily yield, the fund invests in a diversified portfolio of high-quality money market securities. At the end of the reporting period, the portfolio was invested in commercial paper (38%), repurchase agreements (26.2%), variable rate notes (18.6%), certificates of deposit (9.6%) and short-term notes (7.5%).

During the reporting period, the fund paid a total of $0.02 per share in dividends to shareholders while maintaining a stable $1.00 share price. On June 30, 1997, total net assets reached $62.4 million.

Thank you for choosing Federated Prime Money Fund II to put your cash to work pursuing income every day. We'll continue to keep you up to date on your investment, and welcome your comments and suggestions.

Sincerely,

 [Graphic]

J. Christopher Donahue
President
August 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Federated Prime Money Fund II invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate demand notes and repurchase agreements.

For the first quarter of 1997, nearly all economic statistics showed that an economic growth spurt continued. Private sector job gains along with some acceleration in wage gains supported both hefty retail sales and an uptick in the saving rate. Consumer confidence continued upward to 129.6% while the manufacturing sector held its own, as evidenced by the capacity utilization rate of 83.5%. In the second quarter of 1997, however, the consumer seemed to briefly step to the sidelines despite the unemployment rate reaching a 20-year low of 4.8%.

Although economic growth kept pace, inflation remained benign. Overall the consumer price index rose just 1.4% during the time period, while the producer price index actually declined 3.4% on an annualized basis. Energy prices drastically declined during the period, while news on the wage inflation front was also positive. The employment cost index during the first quarter rose just 0.8% and rose 0.7% during the second quarter.

Thirty-day commercial paper started the reporting period at 5.39% on January 1, 1997, rose as high as 5.60% in late March, near the time the Federal Reserve Board (the "Fed") raised rates on March 25, 1997. Since that time, 30-day commercial paper has been trading in a 5.55% - 5.60% range.

The Fed raised the target federal funds rate on March 25, 1997, from 5.25% to 5.50% in order to prevent a rise in inflation. The increase was largely anticipated and had been reflected prior to the actual increase.

The target average maturity range for the fund remained in the 35-45 day target range for the entire reporting period, reflecting a neutral position regarding Fed policy. Given the concentrated nature of much of the fund's current asset base, however, the actual average maturity has been somewhat lower. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month reporting period ended June 30, 1997, the net assets of Federated Prime Money Fund II increased from $45.7 million to $62.4 million while the 7-day net yield increased from 4.77% to 4.92%.* The effective average maturity of the fund on June 30, 1997, was 35 days.

 * Performance quoted represents past performance and is not indicative of future results. Yield will vary. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

FEDERATED PRIME MONEY FUND II
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                                                       VALUE
 SHORT-TERM NOTES -- 7.5%
               BANKING--4.0%
 $     500,000 Bayerische Landesbank- NY, 6.250%, 4/15/1998                                                $         499,885
     2,000,000 SALTS II - III Cayman Islands Corp., (Bankers Trust Int'l PLC Swaps
               Agmt.) 5.863% - 6.065%, 9/18/1997 - 12/18/1997                                                      2,000,000
                 Total                                                                                             2,499,885
               BROKERAGE--1.6%
     1,000,000 Goldman Sachs Group, LP, 5.850%, 7/28/1997                                                          1,000,000
               FINANCE-AUTO--1.6%
     1,000,000 Chase Manhattan Auto Owner Trust 1997-B, 5.744%, 7/10/1998                                          1,000,000
               FINANCE - EQUIPMENT--0.3%
       188,867 Capita Equipment Receivables Trust 1996-1, 5.600%, 10/15/1997                                         188,867
                 TOTAL SHORT-TERM NOTES                                                                            4,688,752
 CERTIFICATES OF DEPOSIT--9.6%
               BANKING--9.6%
     1,500,000 National Bank of Canada, Montreal, 5.750%, 7/14/1997                                                1,500,000
     2,500,000 Royal Bank of Canada, Montreal, 5.586% - 6.000%,
               9/26/1997 - 4/6/1998                                                                                2,501,717
     2,000,000 Societe Generale, Paris, 5.590%, 9/3/1997                                                           1,999,959
                 TOTAL CERTIFICATES OF DEPOSIT                                                                     6,001,676
 COMMERCIAL PAPER--38.0%
               BANKING--8.0%
     2,000,000 Bank of Nova Scotia, Toronto, 5.709%, 8/26/1997                                                     1,982,484
     2,000,000 Commonwealth Bank of Australia, Sydney, 5.493% - 5.909%,
               7/30/1997 - 10/3/1997                                                                               1,980,676
     1,000,000 ING US Funding, (Guaranteed by Internationale Nederlanden
               Bank N.V.), 5.520%, 7/8/1997                                                                          998,956
                 Total                                                                                             4,962,116

FEDERATED PRIME MONEY FUND II

   PRINCIPAL
     AMOUNT                                                                                                       VALUE
 COMMERCIAL PAPER -- CONTINUED
               BROKERAGE--8.0%
 $   2,000,000 Goldman Sachs Group, LP, 5.656%, 7/2/1997                                                   $       1,999,686
     3,000,000 Merrill Lynch & Co., Inc., 5.591%, 7/7/1997                                                         2,997,225
                 Total                                                                                             4,996,911
               ELECTRICAL EQUIPMENT--0.8%
       500,000 Whirlpool Financial Corp., (Whirlpool Corp. Support Agreement),
               5.786%, 7/25/1997                                                                                     498,087
               FINANCE - AUTOMOTIVE--3.5%
     2,200,000 General Motors Acceptance Corp., 5.700% - 5.953%,
               7/3/1997 - 10/6/1997                                                                                2,196,261
               FINANCE - COMMERCIAL--16.1%
     1,000,000 Asset Securitization Cooperative Corp., 5.721%, 8/7/1997                                              994,203
     2,000,000 Beta Finance, Inc., 5.867% - 5.888%, 11/14/1997                                                     1,956,858
     1,000,000 Corporate Asset Funding Co., Inc. (CAFCO), 5.634%, 7/8/1997                                           998,911
     1,150,000 Falcon Asset Securitization Corp., 5.620%, 7/10/1997                                                1,148,390
     1,000,000 General Electric Capital Corp., 5.440%, 8/6/1997                                                      994,700
     3,000,000 Greenwich Funding Corp., 5.624% - 5.779%, 7/1/1997 - 9/22/1997                                      2,986,951
     1,000,000 PREFCO-Preferred Receivables Funding Co., 5.702%, 7/9/1997                                            998,751
                 Total                                                                                            10,078,764
               FINANCE - RETAIL--1.6%
     1,000,000 New Center Asset Trust, A1+/P1 Series, 5.690%, 9/3/1997                                               990,027
                 TOTAL COMMERCIAL PAPER                                                                           23,722,166
 (A)NOTES - VARIABLE--18.6%
               BANKING--13.8%
       160,000 Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds,
               (Amsouth Bank N.A., Birmingham LOC), 5.740%, 7/2/1997                                                 160,000
       200,000 Capital One Funding Corp., SERIES 1995-A, (Bank One, Indianapolis,
               IN LOC), 5.630%, 7/3/1997                                                                             200,000
       190,000 Denver Urban Renewal Authority, (Series 1992-B), (Banque Paribas,
               Paris LOC), 5.950%, 7/3/1997                                                                          190,000

FEDERATED PRIME MONEY FUND II

   PRINCIPAL
     AMOUNT                                                                                                       VALUE
 (A)NOTES - VARIABLE -- CONTINUED
               BANKING -- CONTINUED
 $     185,000 Franklin County, OH, (Edison Wielding), (Series 1995), (Huntington
               National Bank, Columbus, OH LOC), 5.840%, 7/3/1997                                          $         185,000
     1,000,000 Kenny, Donald R. and Cheryl A., Series 1996-C, (Star Bank, N.A.,
               Cincinnati LOC), 5.760%, 7/3/1997                                                                   1,000,000
     2,000,000 Liquid Asset Backed Securities Trust, Series 1997-1, (Westdeutsche
               Landesbank Girozentrale Swap Agreement), 5.688%, 7/15/1997                                          2,000,000
     1,000,000 Liquid Asset Backed Securities Trust, Series 1997-3 Senior Notes,
               (Westdeutsche Landesbank Girozentrale Swap Agreement,
               Guaranteed by AMBAC), 5.751%, 9/27/1997                                                             1,000,000
       575,000 Madison, WI Community Development Authority, Series 1997-B
               Hamilton Point Apts., (Bank One, Milwaukee, WI N.A. LOC), 5.810%,
               7/3/1997                                                                                              575,000
       278,000 Maryland State IDFA, (Human Genome), (Series 1994), (First National
               Bank of Maryland, Baltimore LOC), 5.760%, 6/30/1997                                                   278,000
       330,000 Mississippi Business Finance Corp., Metalloy Project, (Comerica Bank,
               Detroit, MI LOC), 5.710%, 7/3/1997                                                                    330,000
       375,010 Pelham City, IDB, (Columbus Bank and Trust Co., GA LOC), 5.910%,
               7/3/1997                                                                                              375,010
       550,000 REAL I Funding Corp., Casto Realty Investments Series 1996,
               (Huntington National Bank, Columbus, OH LOC), 5.710%, 7/3/1997                                        550,000
       984,664 Rabobank Optional Redemption Trust, Series 1997-101 (Rabobank
               Guarantee), 5.852%, 7/15/1997                                                                         984,664
       370,000 Roby Company Ltd. Partnership, (Huntington National Bank,
               Columbus, OH LOC), 5.710%, 7/3/1997                                                                   370,000
       185,000 Southeast Regional Holdings, LLC, (Series 1995-A), (Columbus
               Bank and Trust Co., GA LOC), 5.910%, 7/3/1997                                                         185,000
       199,000 Vista Funding Corp., (Series 1994-A), (Fifth Third Bank of
               Northwestern OH LOC), 5.710%, 7/3/1997                                                                199,000
                 Total                                                                                             8,581,674
               INSURANCE--4.8%
     1,000,000 General American Life Insurance Company, 5.888%, 7/21/1997                                          1,000,000
     1,000,000 Jackson National Life Insurance Company, 5.900%, 7/25/1997                                          1,000,000

FEDERATED PRIME MONEY FUND II

   PRINCIPAL
     AMOUNT                                                                                                       VALUE
 (A)NOTES - VARIABLE -- CONTINUED
               INSURANCE -- CONTINUED
 $   1,000,000 Travelers Insurance Company, 5.873%, 7/1/1997                                               $       1,000,000
                 Total                                                                                             3,000,000
                 TOTAL NOTES -- VARIABLE                                                                          11,581,674
 (B)REPURCHASE AGREEMENTS--26.2%
     2,000,000 Chase Government Securities, Inc., 6.150%, dated 6/30/1997,
               due 7/1/1997                                                                                        2,000,000
     5,000,000 Fuji Government Securities, Inc., 6.000%, dated 6/30/1997,
               due 7/1/1997                                                                                        5,000,000
     2,000,000 Goldman Sachs Group, LP, 6.150%, dated 6/30/1997, due 7/1/1997                                      2,000,000
     5,000,000 PaineWebber Group, Inc., 6.000%, dated 6/30/1997, due 7/1/1997                                      5,000,000
     1,972,000 Swiss Bank Capital Markets, 5.930%, dated 6/30/1997, due 7/1/1997                                   1,972,000
       395,000 UBS Securities, Inc., 5.900%, dated 6/30/1997, due 7/1/1997                                           395,000
                 TOTAL REPURCHASE AGREEMENTS                                                                      16,367,000
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                                  $      62,361,268

(a) Floating rate note with current rate and next reset date shown.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($62,372,613) at June 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation IDA -- Industrial Development Authority IDB -- Industrial Development Bond IDFA -- Industrial Development Finance Authority LOC -- Letter of Credit LP -- Limited Partnership PLC -- Public Liability Company LLC -- Limited Liability Corporation

(See Notes which are an integral part of the Financial Statements)

FEDERATED PRIME MONEY FUND II
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                                 $   62,361,268
 Cash                                                                                                  5,974
 Income receivable                                                                                   236,839
     Total assets                                                                                 62,604,081
 LIABILITIES:
 Income distribution payable                                                      $231,468
 NET ASSETS for 62,372,613 shares outstanding                                                 $   62,372,613
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $62,372,613 / 62,372,613 shares outstanding                                                           $1.00

(See Notes which are an integral part of the Financial Statements)

FEDERATED PRIME MONEY FUND II
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 1,618,942
 EXPENSES:
 Investment advisory fee                                                 $  145,769
 Administrative personnel and services fee                                   61,987
 Custodian fees                                                               7,111
 Transfer and dividend disbursing agent fees and expenses                    11,140
 Directors'/Trustees' fees                                                      996
 Auditing fees                                                                6,343
 Legal fees                                                                   1,990
 Portfolio accounting fees                                                   19,930
 Share registration costs                                                     2,786
 Printing and postage                                                        18,097
 Insurance premiums                                                             904
 Miscellaneous                                                                4,750
      Total expenses                                                        281,803
 Waivers --
      Waiver of investment advisory fee                                    (47,289)
            Net expenses                                                                   234,514
                      Net investment income                                            $ 1,384,428

(See Notes which are an integral part of the Financial Statements)

FEDERATED PRIME MONEY FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                               (UNAUDITED)       DECEMBER 31,
                                                                              JUNE 30, 1997          1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                      $    1,384,428     $   1,446,378
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                       (1,384,428)       (1,446,378)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                  117,960,881       214,683,781
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                          1,137,886         1,446,378
 Cost of shares redeemed                                                      (102,381,486)     (188,312,731)
   Change in net assets resulting from share transactions                       16,717,281        27,817,428
     Change in net assets                                                       16,717,281        27,817,428
 NET ASSETS:
 Beginning of period                                                            45,655,332        17,837,904
 End of period                                                              $   62,372,613     $  45,655,332

(See Notes which are an integral part of the Financial Statements)

FEDERATED PRIME MONEY FUND II
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS
                                                            ENDED
                                                         (UNAUDITED)
                                                            JUNE 30,          YEAR ENDED JUNE 30,
                                                             1997          1996         1995         1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                      $ 1.00     $ 1.00          $ 1.00       $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                      0.02       0.05            0.05         0.01
 LESS DISTRIBUTIONS
  Distributions from net investment income                 (0.02)     (0.05)          (0.05)       (0.01)
 NET ASSET VALUE, END OF PERIOD                            $ 1.00     $ 1.00          $ 1.00       $ 1.00
 TOTAL RETURN(B)                                            2.36%      4.75%           5.20%        0.50%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                 0.80%*      0.80%           0.80%       0.80%*
  Net investment income                                    4.72%*      4.68%           5.12%       4.26%*
  Expense waiver(c)                                        0.16%*      0.57%           2.69%      71.84%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                 $62,373    $45,655         $17,838         $552

* Computed on an annualized basis.

(a) Reflects operations for the period from November 18, 1994 (date of initial public investment) to December 31, 1994. For the period from December 10, 1993 (start of business) to November 17, 1994 the fund had no public investment.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED PRIME MONEY FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 1997, capital paid-in aggregated $62,372,613.

Transactions in shares were as follows:

                                                                                 SIX MONTHS
                                                                                    ENDED            YEAR
                                                                                 (UNAUDITED)         ENDED
                                                                                  JUNE 30,       DECEMBER 31,
                                                                                    1997             1996
 Shares sold                                                                       117,960,881       214,683,781
 Shares issued to shareholders in payment of distributions declared                  1,137,886         1,446,378
 Shares redeemed                                                                 (102,381,486)     (188,312,731)
  Net change resulting from share transactions                                      16,717,281        27,817,428

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational expenses of $22,430 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended June 30, 1997, the Fund paid $5,981 pursuant to this agreement.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
Matthew S. Hardin
  Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

FEDERATED PRIME MONEY FUND II
SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 1997

FEDERATED INSURANCE SERIES

[Graphic]

FEDERATED INVESTORS
Federated Securities Corp., Distributor

Cusip 313916504
G00433-05 (8/97)
[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated Utility Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with a commentary by the fund's portfolio managers, which is followed by a complete listing of the fund's utility holdings and the fund's financial statements.

Utilities can be a wise investment because they provide critical, ongoing services to every civilized society. By investing primarily in the common stocks of U.S. and foreign utility companies, Federated Utility Fund II helps shareholders participate in the income and growth opportunities of this staple market.

Amid a favorable environment for utilities, the fund produced a strong six-month total return of 8.98%.* Contributing to the total return were dividend income totaling $0.21 per share, capital gains totaling $0.26 per share, and net asset value growth of $0.56 per share. On June 30, 1997, total net assets reached $77.4 million.

Thank you for participating in the income and growth opportunities of utility stocks through Federated Utility Fund II. As always, we welcome your comments and suggestions.

Sincerely,
[Graphic]
J. Christopher Donahue
President
August 15, 1997

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

INVESTMENT REVIEW

The second quarter of 1997 was quite positive for the utility sectors, though not as strong as the overall market. The Standard & Poor's Electric Index had a total return of 5.3%, Standard & Poor's Telephone Index returned 12.5%, and Standard & Poor's Natural Gas Index returned 7.7%.* The fund performed well in comparison, with a total return of 9.1%.**

Second quarter news for the electric industry included unexpected legislative setbacks in Texas and Illinois as the industry's transition from a regulated monopoly to a competitive open market hit another snag. There was, however, positive news in Michigan, which we expect will pass favorable legislation later this year. Additionally, there are other bright spots. Companies continue to diversify into other utility sectors and to other parts of the world to attempt to increase their profit growth. The "convergence" of the electric and gas industries continues, as companies merge to become regional, and eventually national, providers of integrated energy services. We continue to position the fund to benefit from these trends.

DUKE POWER, the fund's largest holding, merged in June with PanEnergy to become Duke Energy. Duke's promising new market of providing gas and electricity from a single source doubles the company's expected earnings growth rate from 4% to 8%.

PACIFICORP, another holding of the fund, agreed to acquire The Energy Group of England. This merger will combine a low-cost electric provider in the western U.S. with a large, deregulated utility in England and Peabody Coal, the largest private coal producer in the world. The new company will have a competitive advantage in providing low-cost power in the U.S., England, and Australia (the three largest deregulated energy markets in the world).

We remain enthusiastic about the prospects for the fund. All three utility subsectors--electric, gas, and telephone, appear inexpensive versus the broad market. The relative dividend yield on electrics, for example, is the highest in twenty years. Furthermore, the defensive characteristics of utilities should come back in favor when investors again recognize the value of seeking high and reliable dividend yields, steady earnings, and moderate growth.

THEMES:

1. High-quality domestic utilities with superior dividend growth prospects.

2. Utilities with astute managers who can capitalize on changes in the industry.

3. Diversification of the fund's risk by including non-utility companies and international utilities.

COMMENTS REGARDING SELECTED PURCHASES:

ELECTRICIDADE DE PORTUGAL has excellent earnings and dividend growth potential from more efficient management, now that the government has made it a private company.

BOSTON PROPERTIES is a high-quality real estate investment trust that owns office properties in the northeast. It has a 6.5% yield and is expected to benefit from the improvement in real estate markets.

PG & E provides exposure to California, the only major state to set definite rules for transition to competition. The company plans to divest its generating plants and become a distributor of gas and electric that will generate large cash flows.

* The Standard & Poor's Utilities (electric power companies) Index, the Standard & Poor's Telephone Index and the Standard & Poor's Natural Gas Distributors & Pipe Lines Index are capitalization-weighted indices of all stocks designed to measure the performance of the electric power utilities company sector, the telephone sector and the natural gas distributors and pipe line sector, respectively, of the Standard & Poor's 500 Index. Indices are unmanaged, and investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

FEDERATED UTILITY FUND II
PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)

                                                                                                       VALUE
                                                                                                      IN U.S.
   SHARES                                                                                             DOLLARS
 COMMON STOCKS--74.5%
                      CONSUMER DURABLES--0.5%
                9,700 Ford Motor Co.                                                              $      366,175
                      CONSUMER NON-DURABLES--2.0%
               34,100 Philip Morris Cos., Inc.                                                         1,513,188
                      ELECTRIC UTILITIES: CENTRAL--9.4%
               70,500 CMS Energy Corp.                                                                 2,485,125
               28,100 Cinergy Corp.                                                                      978,231
               79,700 DPL, Inc.                                                                        1,962,612
               44,200 NIPSCO Industries, Inc.                                                          1,826,013
                       Total                                                                           7,251,981
                      ELECTRIC UTILITIES: EAST--3.1%
               64,500 DQE, Inc.                                                                        1,822,125
               15,600 GPU, Inc.                                                                          559,650
                       Total                                                                           2,381,775
                      ELECTRIC UTILITIES: SOUTH--13.1%
               65,988 Duke Energy Co.                                                                  3,163,300
               48,300 FPL Group, Inc.                                                                  2,224,819
               72,100 Southern Co.                                                                     1,577,188
               68,000 TECO Energy, Inc.                                                                1,738,250
               41,500 Texas Utilities Co.                                                              1,429,156
                       Total                                                                          10,132,713
                      ELECTRIC UTILITIES: WEST--6.0%
               26,000 P G & E Corp.                                                                      630,500
               53,700 Pacificorp                                                                       1,181,400

FEDERATED UTILITY FUND II

                                                                                                       VALUE
                                                                                                      IN U.S.
   SHARES                                                                                             DOLLARS
 COMMON STOCKS--CONTINUED
                      ELECTRIC UTILITIES: WEST--CONTINUED
               66,300 Pinnacle West Capital Corp.                                                 $    1,993,144
               21,900 Portland General Corp.                                                             869,156
                       Total                                                                           4,674,200
                      ENERGY MINERALS--0.5%
                6,800 Exxon Corp.                                                                        418,200
                      FINANCE--3.4%
               12,600 (a)Boston Properties, Inc.                                                         346,500
               56,900 Meditrust, REIT                                                                  2,268,887
                       Total                                                                           2,615,387
                      MAJOR U.S. TELECOMMUNICATIONS--18.4%
               34,900 Ameritech Corp.                                                                  2,371,019
               54,500 BellSouth Corp.                                                                  2,527,437
               54,700 GTE Corp.                                                                        2,399,962
               57,900 MCI Communications Corp.                                                         2,216,484
               36,686 SBC Communications, Inc.                                                         2,269,946
               46,100 Sprint Corp.                                                                     2,426,013
                       Total                                                                          14,210,861
                      NATURAL GAS DISTRIBUTION--4.3%
               53,700 MCN Corp.                                                                        1,644,562
                5,600 New Jersey Resources Corp.                                                         175,700
               44,400 Pacific Enterprises                                                              1,492,950
                       Total                                                                           3,313,212
                      NON-U.S. UTILITIES--12.1%
              174,500 China Light and Power Co. Ltd.                                                     988,803
               86,550 (a)Electricidade de Portugal SA                                                  1,588,299
               57,200 Empresa Nacional Electricidad SA, ADR                                            1,290,575
               23,000 Korea Electric Power Corp., ADR                                                    429,812

FEDERATED UTILITY FUND II

                                                                                                       VALUE
                                                                                                      IN U.S.
   SHARES                                                                                             DOLLARS
 COMMON STOCKS--CONTINUED
                      NON-U.S. UTILITIES--CONTINUED
               42,700 National Power Co. PLC, ADR                                                 $    1,502,506
                   70 Nippon Telegraph & Telephone Corp.                                                 671,785
              324,500 Stet Societa Finanziaria Telefonica SPA                                          1,126,491
               11,800 Telecomunicacoes Brasileiras SA, ADR                                             1,790,650
                       Total                                                                           9,388,921
                      OIL/GAS TRANSMISSION--1.4%
               25,000 Williams Cos., Inc. (The)                                                        1,093,750
                      WATER SUPPLY--0.3%
               12,800 American Water Works Co., Inc.                                                     273,600
                       TOTAL COMMON STOCKS (IDENTIFIED COST $50,142,993)                              57,633,963
 CONVERTIBLE PREFERRED STOCKS--18.2%
                      BASIC INDUSTRY--2.4%
                7,800 (a)Amcor Ltd., PRIDES                                                              413,400
               41,700 Coeur d'Alene Mines Corp., Conv. Pfd., $1.49                                       698,475
               19,000 Merrill Lynch & Co., Inc., STRYPES, Series IMC Global                              712,500
                       Total                                                                           1,824,375
                      CELLULAR TELEPHONE--1.0%
               16,600 Airtouch Communications, Inc., Conv. Pfd., Series C, $2.13                         796,800
                      ENERGY MINERALS--1.1%
               15,500 (a)(b)Tosco Corp., Conv. Pfd.                                                      862,963
                      FINANCE--4.5%
                7,300 Merrill Lynch & Co., Inc., STRYPES, $4.09                                          500,050
               16,200 Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12                           1,336,500
               22,900 National Australia Bank, Ltd., Melbourne, Exchangeable Capital
                      Unit, $1.97                                                                        639,769
               14,600 Salomon, Inc., DECS, $2.03                                                         492,750
               12,600 SunAmerica, Inc., PERCS, 8.5%                                                      549,675
                       Total                                                                           3,518,744

FEDERATED UTILITY FUND II

   SHARES                                                                                              VALUE
 OR PRINCIPAL                                                                                         IN U.S.
   AMOUNT                                                                                             DOLLARS
 CONVERTIBLE PREFERRED STOCKS--CONTINUED
                      HEALTH CARE--1.0%
                7,900 Aetna, Inc., Conv. Pfd., $4.76                                              $      740,625
                      NATURAL GAS DISTRIBUTION--0.2%
                3,300 MCN Corp., PRIDES, $8.00                                                           179,437
                      OIL/GAS TRANSMISSION--1.8%
               13,700 Williams Cos., Inc. (The), Conv. Pfd., $3.50                                     1,411,785
                      SERVICES--3.2%
               25,000 Browning-Ferris Industries, Inc., ACES, $2.58                                      831,250
                6,500 (b)CalEnergy Co., Inc., Conv. Pfd.                                                 368,713
               38,000 Hollinger International Publishing, Inc., Conv. Pfd., $.95                         437,000
                7,800 TCI Communications, Inc., Exchangeable Pfd. Stock, $5.00                           803,400
                       Total                                                                           2,440,363
                      TECHNOLOGY--1.9%
               16,500 Microsoft Corp., Cumulative Conv. Pfd., Series A, $2.20                          1,435,500
                      UTILITIES--1.1%
               14,200 Salomon, Inc., DECS, Series CSN, $3.48                                             907,025
                       TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST $12,684,009)
                       14,117,617
 CONVERTIBLE CORPORATE BONDS--4.1%
                      HEALTH CARE--2.6%
 $            800,000 Alza Corp., Conv. Bond, 5.00%, 5/1/2006                                            811,792
            1,800,000 (b)Roche Holdings, Inc., LYON, 5/6/2012                                            787,500
              300,000 Tenet Healthcare Corp., Conv. Bond, 6.00%, 12/1/2005                               374,571
                       Total                                                                           1,973,863
                      NON-U.S. UTILITIES--0.3%
              245,000 Korea Electric Power Corp., Conv. Bond, 5.00%, 8/1/2001                            242,702

FEDERATED UTILITY FUND II

   SHARES                                                                                              VALUE
 OR PRINCIPAL                                                                                         IN U.S.
   AMOUNT                                                                                             DOLLARS
 CONVERTIBLE CORPORATE BONDS--CONTINUED
                      TECHNOLOGY--1.2%
 $            745,000 (b)Solectron Corp., Conv. Bond, 6.00%, 3/1/2006                             $      932,449
                       TOTAL CONVERTIBLE CORPORATE BONDS (IDENTIFIED COST $2,857,178)                  3,149,014
 (C)REPURCHASE AGREEMENT--3.6%
            2,800,000 BT Securities Corporation, 6.00%, dated 6/30/1997, due 7/1/1997
                      (AT AMORTIZED COST)                                                              2,800,000
                       TOTAL INVESTMENTS (IDENTIFIED COST $68,484,180)(D)                         $   77,700,594

(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 1997, these securities amounted to $2,951,625 which represents 3.8% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $68,484,180. The net unrealized appreciation of investments on a federal tax basis amounts to $9,216,414 which is comprised of $9,702,462 appreciation and $486,048 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($77,394,033) at June 30, 1997.

The following acronyms are used throughout this portfolio:

ACES --Adjustable Convertible Extendable Securities ADR --American Depositary Receipt DECS --Dividend Enhanced Convertible Stock LYON --Liquid Yield Option Note PERCS --Preferred Equity Redemption Cumulative Stock PLC --Public Limited Company PRIDES --Preferred Redeemable Increased Dividend Equity Securities REIT --Real Estate Investment Trust SPA --Standby Purchase Agreement STRYPES --Structured Yield Product Exhangeable for Stock

(See Notes which are an integral part of the Financial Statements)

FEDERATED UTILITY FUND II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $68,484,180)                   $  77,700,594
 Cash                                                                                                     39,071
 Income receivable                                                                                       243,844
 Receivable for investments sold                                                                       1,242,289
   Total assets                                                                                       79,225,798
 LIABILITIES:
 Payable for investments purchased                                              $        1,821,448
 Payable for taxes withheld                                                                 10,317
   Total liabilities                                                                                   1,831,765
 NET ASSETS for 6,257,442 shares outstanding                                                       $  77,394,033
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                   $  67,374,321
 Net unrealized appreciation of investments and translation of assets and
 liabilities in foreign currency                                                                       9,217,210
 Accumulated net realized gain on investments and foreign currency transactions                          679,020
 Undistributed net investment income                                                                     123,482
   Total Net Assets                                                                                $  77,394,033
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $77,394,033 / 6,257,442 shares outstanding                                                               $12.37

(See Notes which are an integral part of the Financial Statements)

FEDERATED UTILITY FUND II
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $21,425)                                               $  1,418,236
 Interest                                                                                                132,458
     Total income                                                                                      1,550,694
 EXPENSES:
 Investment advisory fee                                                             $      255,800
 Administrative personnel and services fee                                                   61,987
 Custodian fees                                                                               4,750
 Transfer and dividend disbursing agent fees and expenses                                    12,250
 Directors'/Trustees' fees                                                                    1,250
 Auditing fees                                                                                6,344
 Legal fees                                                                                   1,750
 Portfolio accounting fees                                                                   24,250
 Share registration costs                                                                     1,240
 Printing and postage                                                                        20,000
 Insurance premiums                                                                           2,250
 Miscellaneous                                                                                8,000
     Total expenses                                                                         399,871
 Waiver--
     Waiver of investment advisory fee                                                    (108,415)
          Net expenses                                                                                   291,456
                Net investment income                                                                  1,259,238
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
 Net realized gain on investments and foreign currency transactions                                      695,889
 Net change in unrealized appreciation of investments and translation of assets
 and liabilities in foreign currency                                                                   4,185,014
     Net realized and unrealized gain on investments and foreign currency                              4,880,903
          Change in net assets resulting from operations                                            $  6,140,141

(See Notes which are an integral part of the Financial Statements)

FEDERATED UTILITY FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                     ENDED         YEAR ENDED
                                                                                  (UNAUDITED)     DECEMBER 31,
                                                                                 JUNE 30, 1997        1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                         $      1,259,238 $      1,890,779
 Net realized gain (loss) on investments and foreign currency transactions ($695,889 and $1,464,419 net gains, respectively, as
 computed for federal tax purposes)                                                     695,889        1,471,710
 Net change in unrealized appreciation/depreciation of investments
 and translation of assets and liabilities in foreign currency                        4,185,014        2,758,768
   Change in net assets resulting from operations                                     6,140,141        6,121,257
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                           (1,226,946)      (1,821,526)
 Distributions from net realized gains on investments and foreign
 currency transactions                                                              (1,464,468)        (192,047)
   Change in net assets resulting from distributions to shareholders                (2,691,414)      (2,013,573)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                        14,299,254       36,577,954
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                               2,691,411        2,013,573
 Cost of shares redeemed                                                            (6,602,895)      (8,821,081)
   Change in net assets resulting from share transactions                            10,387,770       29,770,446
     Change in net assets                                                            13,836,497       33,878,130
 NET ASSETS:
 Beginning of period                                                                 63,557,536       29,679,406
 End of period (including undistributed net investment income of
 $123,482 and $91,190, respectively)                                           $     77,394,033 $     63,557,536

(See Notes which are an integral part of the Financial Statements)

FEDERATED UTILITY FUND II
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                SIX MONTHS
                                                                   ENDED
                                                                (UNAUDITED)
                                                                   JUNE 30,       YEAR ENDED DECEMBER 31,
                                                                    1997        1996       1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                               $11.81     $11.03     $ 9.29     $ 9.48
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.21       0.42       0.45       0.34
  Net realized and unrealized gain (loss) on investments              0.82       0.82       1.74      (0.19)
  Total from investment operations                                    1.03       1.24       2.19       0.15
 LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.21)     (0.41)     (0.45)     (0.34)
  Distributions from net realized gain on investments                (0.26)     (0.05)        --         --
  Total distributions                                                (0.47)     (0.46)     (0.45)     (0.34)
 NET ASSET VALUE, END OF PERIOD                                     $12.37     $11.81     $11.03     $ 9.29
 TOTAL RETURN(B)                                                      8.98%     11.56%     24.18%      1.12%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.85%*     0.85%      0.85%      0.60%*
  Net investment income                                               3.69%*     3.92%      4.62%      4.77%*
  Expense waiver/reimbursement(c)                                     0.32%*     0.51%      2.24%     54.83%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $77,394    $63,558    $29,679       $974
  Average commission rate paid(d)                                  $0.0357    $0.0402         --         --
  Portfolio turnover                                                    25%        63%        62%        73%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (the start of business) to April 13, 1994, the net investment income was distributed to the fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

FEDERATED UTILITY FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Utility Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS-- Listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

  REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  FOREIGN EXCHANGE CONTRACTS-- The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

  At June 30, 1997, the Fund had outstanding foreign currency commitments as set forth below:

                                                                                         UNREALIZED
                          SETTLEMENT     CONTRACTS TO                      CONTRACTS    APPRECIATION
                             DATE      DELIVER/RECEIVE   IN EXCHANGE FOR   AT VALUE    (DEPRECIATION)
  Contracts Sold:
  Hong Kong Dollar       July 3, 1997         51,340        $ 6,626         $ 6,627         $(1)
  Italian Lira           July 2, 1997     37,931,250         22,313          22,318          (5)
  Net Unrealized
  (Depreciation)
  on Foreign
  Exchange Contracts                                                                         (6)

  FOREIGN CURRENCY TRANSLATION-- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES-- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  Additional information on each restricted security held at June 30, 1997 is as follows:

  SECURITY                      ACQUISITION DATE            ACQUISITION COST
  Tosco Corp.                12/10/1996-5/30/1997              $799,994
  CalEnergy Co., Inc.         2/28/1997-5/30/1997               329,188
  Roche Holdings, Inc.             4/29/1997                    709,011
  Solectron Corp.              2/15/1996-6/4/1997               753,847

  USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                     SIX MONTH            YEAR ENDED
                                                                       ENDED             DECEMBER 31,
                                                                   JUNE 30, 1997             1996
 Shares sold                                                         1,201,323            3,296,405
 Shares issued to shareholders in
 payment of distributions declared                                     229,915              180,323
 Shares redeemed                                                      (556,026)            (785,968)
  Net change resulting from share transactions                         875,212            2,690,760

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE-- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSE -- Organizational and/or start-up administrative service expenses of $49,266 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and/or start-up administrative expenses during the five-year period following effective date. For the period ended June 30, 1997, the Fund paid $6,569 pursuant to this agreement.

  GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended June 30, 1997, were as follows:

PURCHASES    $24,397,784
SALES        $16,732,861

6. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 1997, the diversification of countries was as follows:

                           PERCENTAGE OF
 COUNTRY                    NET ASSETS
 Brazil                        2.3%
 Chile                         1.7%
 Hong Kong                     1.3%
 Italy                         1.5%
 Japan                         0.9%
 Korea                         0.9%
 Portugal                      2.1%
 Switzerland                   1.0%
 United Kingdom                2.0%

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information

FEDERATED
UTILITY
FUND II

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 1997

FEDERATED INSURANCE SERIES

[Graphic] Federated Investors
Federated Securities Corp., Distributor

Cusip 313916108
G00433-03 (8/97)
[Graphic]


PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated Fund for U.S. Government Securities II, a portfolio of Federated Insurance Series.

The report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings as well as its financial statements.

To pursue an attractive level of income, the fund invests primarily in short-to-intermediate-term U.S. government mortgage-backed securities and U.S. Treasury notes and bonds.

During the six-month reporting period, the fund produced a net total return of 3.01%.* The fund paid dividends totaling $0.29 per share. On June 30, 1997, the fund's total net assets stood at $44.4 million.

Thank you for pursuing income through the diversification and professional management of Federated Fund for U.S. Government Securities II. Your comments and suggestions are always welcome.

Sincerely,
 [Graphic]
 J. Christopher Donahue
President
August 15, 1997

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

INVESTMENT REVIEW

Federated Fund for U.S. Government Securities II provides shareholders with a professionally managed portfolio of U.S. government securities. The fund is managed for specific maturity levels according to management's assumptions on market risk and volatility. Current investment strategy emphasizes a diversified range of mortgage securities with coupons averaging 7.48% and a weighted average effective duration of 4.0 years.

After the torrid rate of growth in the first quarter of 1997, the pace of economic activity slowed down to a more tolerable level during the second quarter. Consumers appeared to have moderated their spending, and the manufacturing sector had a pull back after the large increase in inventories during the first quarter. Personal income grew faster than inflation, and the Treasury market continued its range bound trading pattern.

During this semi-annual reporting period, mortgages turned in a stellar performance, having benefited from stable Treasury rates and declining implied volatilities. On a total rate of return basis for the first six months of 1997, mortgages outperformed Treasuries by 110 basis points. The question at this juncture is: will the outperformance continue going forward in the mortgage market? Currently, fund management is cautious on mortgages due to near-term risks. These risks include a pickup in volatility as well as a breakout from our current trading range.

Portfolio activity during this reporting period focused on purchases of seasoned 30-year mortgage securities. In addition, the fund did modest extension swaps in the core position of U.S. Treasuries. This strategy gave the fund, for the six-month period ended June 30, 1997, a net total return of 3.01%* versus a blend of the Lehman Government and Mortgage Indices** return of 3.22%

As of June 30, 1997, total net assets were $44.4 million and the average 30-day net yield as calculated under Securities and Exchange Commission guidelines was 6.22%* based upon the net asset value of $10.10.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

** The indices are a blend of 40% Lipper General U.S. Government Funds and 60%
   Lehman Brothers Mortgage-Backed Securities Index. Lipper General U.S. Government Funds invest at least 65% of assets in U.S. Government and agency issues. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales charges. Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed rate, securitized mortgage pools by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), including GNMA Graduated Payment Mortgages. Indexes are unmanaged and investments cannot be made in an index.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                                                                      VALUE
 INTERMEDIATE-TERM U.S. GOVERNMENT OBLIGATIONS--17.0%
 $    2,500,000 Federal Farm Credit Bank, 6.320%, 10/30/1998                                         $         2,515,950
        500,000 Federal Farm Credit Bank, 8.650%, 10/1/1999                                                      525,725
        900,000 Federal Farm Credit Bank, 9.000%, 3/7/2000                                                       960,138
      1,500,000 Federal Home Loan Bank System, 6.285%, 6/26/2000                                               1,496,625
      1,000,000 Federal Home Loan Bank System, 6.830%, 7/17/2001                                               1,014,350
      1,000,000 Federal Home Loan Bank System, 8.600%, 8/25/1999                                               1,048,710
             TOTAL INTERMEDIATE-TERM U.S. GOVERNMENT OBLIGATIONS
             (IDENTIFIED COST $7,528,148)                                                                      7,561,498
 LONG-TERM U.S. GOVERNMENT OBLIGATIONS--63.8%
      9,084,110 Federal Home Loan Mortgage Corp., 6.00% - 9.00%,
            9/1/2010 - 7/1/2026                                                                                9,068,041
      9,917,366 Federal National Mortgage Association, 6.50% - 10.00%,
            8/1/2011 - 2/1/2027                                                                                9,905,842
      9,066,900 Government National Mortgage Association, 6.50% - 11.00%,
            9/15/2015 - 7/15/2026                                                                              9,312,578
                 TOTAL LONG-TERM U.S. GOVERNMENT OBLIGATIONS
                 (IDENTIFIED COST $28,129,365)                                                                    28,286,461
 U.S. TREASURY OBLIGATIONS--17.4%
  1,100,000 U.S. Treasury Bonds, 6.000%, 2/15/2026                                                               984,962
    900,000 U.S. Treasury Bonds, 9.250%, 2/15/2016                                                             1,126,539
    690,000 U.S. Treasury Bonds, 11.250%, 2/15/2015                                                            1,002,715
  1,000,000 U.S. Treasury Notes, 6.250%, 2/28/2002                                                               994,660
  1,000,000 U.S. Treasury Notes, 6.625%, 3/31/2002                                                             1,009,200
  1,500,000 U.S. Treasury Notes, 7.000%, 7/15/2006                                                             1,543,950
  1,000,000 U.S. Treasury Notes, 7.250%, 8/15/2004                                                             1,042,530
             TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $7,642,237)                                      7,704,556

Federated Fund for U.S. Government Securities II

    PRINCIPAL
     AMOUNT                                                                                                      VALUE
 (A)REPURCHASE AGREEMENT--0.9%
 $  380,000 BT Securities Corporation, 6.00%, dated 6/30/1997, due 7/1/1997
            (AT AMORTIZED COST)                                                                           $       380,000
             TOTAL INVESTMENTS (IDENTIFIED COST $43,679,750)(B)                                           $    43,932,515

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $43,679,750. The net unrealized appreciation of investments on a federal tax basis amounts to $252,765 which is comprised of $330,133 appreciation and $77,368 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($44,369,652) at June 30, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $43,679,750)                   $  43,932,515
 Income receivable                                                                                       512,955
 Prepaid expenses                                                                                         46,872
    Total assets                                                                                      44,492,342
 LIABILITIES:
 Payable to Bank                                                                        $   97,160
 Accrued expenses                                                                           25,530
    Total liabilities                                                                                    122,690
 NET ASSETS for 4,392,706 shares outstanding                                                       $  44,369,652
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                   $  44,139,538
 Net unrealized appreciation of investments                                                              252,765
 Accumulated net realized loss on investments                                                           (152,223)
 Undistributed net investment income                                                                     129,572
    Total Net Assets                                                                               $  44,369,652
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $44,369,652 / 4,392,706 shares outstanding                                                               $10.10

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                   $        1,353,450
 EXPENSES:
 Investment advisory fee                                                        $   116,987
 Administrative personnel and services fee                                           61,985
 Custodian fees                                                                      10,057
 Transfer and dividend disbursing agent fees and expenses                             8,692
 Directors'/Trustees' fees                                                            1,259
 Auditing fees                                                                        4,501
 Legal fees                                                                           1,736
 Portfolio accounting fees                                                           23,418
 Share registration costs                                                             1,741
 Printing and postage                                                                17,124
 Insurance premiums                                                                   1,784
 Miscellaneous                                                                        8,879
     Total expenses                                                                 258,163
 Waivers and reimbursements--
     Waiver of investment advisory fee                             $  (101,223)
     Reimbursement of other operating expenses by the adviser              (98)
         Total waivers and reimbursements                                         (101,321)
                  Net expenses                                                                         156,842
                   Net investment income                                                             1,196,608
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                      (22,328)
 Net change in unrealized appreciation of investments                                                   54,621
     Net realized and unrealized gain on investments                                                    32,293
         Change in net assets resulting from operations                                     $        1,228,901

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                               (UNAUDITED)       DECEMBER 31,
                                                                              JUNE 30, 1997          1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                      $       1,196,608 $        1,410,381
 Net realized gain (loss) on investments ($22,328 net loss
 and $129,895 net loss, respectively, as computed for
 federal tax purposes)                                                                (22,328)          (129,895)
 Net change in unrealized appreciation/depreciation                                    54,621             21,469
   Change in net assets resulting from operations                                   1,228,901          1,301,955
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                          (1,136,086)        (1,344,598)
 Distributions from net realized gains                                                     --           (68,239)
   Change in net assets resulting from distributions to
   shareholders                                                                    (1,136,086)        (1,412,837)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                      17,726,106         36,293,161
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                                          1,136,008          1,406,120
 Cost of shares redeemed                                                           (9,549,824)       (14,888,081)
   Change in net assets resulting from share transactions                           9,312,290         22,811,200
     Change in net assets                                                           9,405,105         22,700,318
 NET ASSETS:
 Beginning of period                                                               34,964,547         12,264,229
 End of period (including undistributed net investment
 income of $129,572 and $69,050, respectively)                              $      44,369,652 $       34,964,547

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  SIX MONTHS
                                                                     ENDED
                                                                  (UNAUDITED)
                                                                    JUNE 30,       YEAR ENDED DECEMBER 31,
                                                                     1997        1996        1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $10.09     $10.29      $ 9.99    $ 9.99
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.30       0.59        0.54      0.27
  Net realized and unrealized gain (loss) on investments                 --      (0.18)       0.30        --
  Total from investment operations                                     0.30       0.41        0.84      0.27
 LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.29)     (0.57)      (0.54)    (0.27)
  Distributions from net realized gain on investments                    --      (0.04)         --        --
  Total distributions                                                 (0.29)     (0.61)      (0.54)    (0.27)
 NET ASSET VALUE, END OF PERIOD                                      $10.10     $10.09      $10.29    $ 9.99
 TOTAL RETURN(B)                                                       3.01%      4.20%      8.77%      2.62%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.80%*     0.80%      0.80%      0.48%*
  Net investment income                                                6.14%*     6.00%      6.00%      3.99%*
  Expense waiver/reimbursement(c)                                      0.52%*     1.01%      4.81%     32.83%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                           $44,370    $34,965    $12,264     $1,244
  Portfolio turnover                                                     35%        97%        65%         0%

* Computed on an annualized basis.

(a) Reflects operations for the period from March 29, 1994 (date of initial public investment) to December 31, 1994. For the period from December 8, 1993 (start of business), to March 28, 1994, net investment income was distributed to the fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS-- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At December 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $129,895, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION YEAR     EXPIRATION AMOUNT
       2004               $129,895

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DOLLAR ROLL TRANSACTIONS-- The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

  USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                            SIX MONTHS           YEAR ENDED
                                                                              ENDED             DECEMBER 31,
                                                                          JUNE 30, 1997             1996
 Shares sold                                                                1,763,505            3,618,961
 Shares issued to shareholders in
 payment of distributions declared                                            113,302              140,342
 Shares redeemed                                                             (950,413)          (1,484,884)
  Net change resulting from share transactions                                926,394            2,274,419

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE-- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets.

  The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

  ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES-- Organizational expenses of $51,572 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five-year period following effective date. For the period ended June 30, 1997, the Fund paid $13,753 pursuant to this agreement.

  GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

PURCHASES    $23,300,473
SALES        $13,684,506

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED
FUND FOR U.S.
GOVERNMENT
SECURITIES II

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 1997
FEDERATED INSURANCE SERIES

[Graphic] Federated Investors
Federated Securities Corp., Distributor

Cusip 313916207
G00433-01 (8/97)
[Graphic]